UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-08457

Exact name of registrant as specified in charter: Delaware Group Foundation
Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: September 30

Date of reporting period: September 30, 2006

Item 1. Reports to Stockholders


Annual Report                             Delaware
                                          Foundation Funds

                                               Delaware
                                               Aggressive Allocation Portfolio

                                               Delaware
                                               Moderate Allocation Portfolio

                                               Delaware
                                               Conservative Allocation Portfolio

                                          September 30, 2006












                                          Core equity mutual funds






[DELAWARE INVESTMENTS LOGO]               [LOGO] POWERED BY RESEARCH(R)

Table of contents


> Portfolio management review .................................................1

> Performance summaries .......................................................6

> Disclosure of Portfolio expenses ...........................................12

> Sector allocations .........................................................14

> Statements of net assets ...................................................15

> Statements of assets and liabilities .......................................19

> Statements of operations ...................................................20

> Statements of changes in net assets ........................................21

> Financial highlights .......................................................22

> Notes to financial statements ..............................................37

> Report of independent registered public accounting firm ....................42

> Other Fund information .....................................................43

> Board of trustees/directors and officers addendum ..........................45

> About the organization .....................................................47









    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2006 Delaware Distributors, L.P.

Portfolio management review


Delaware Foundation Funds

September 30, 2006


Patrick P. Coyne

Lead portfolio manager

Editor's note: The managers of Delaware Foundation Funds provided the answers to the questions below as a review of the Portfolios' activities for the fiscal year ended September 30, 2006. Please see page 4 to learn more about the Portfolio managers.

Q: What was the investment environment like for Delaware Foundation Funds during the fiscal year ended September 30, 2006?

A: The U.S. economy continued to expand while stock and bond markets generally posted gains for the one-year period ended September 30, 2006. The Standard & Poor's 500 (S&P 500) Index, which is a broad-based measure of the U.S. stock market, gained +10.78% for the period. The Lehman Brothers Aggregate Bond Index, which generally tracks U.S. investment-grade bond markets, rose +3.67% for the same period.

That the bond market showed gains is noteworthy because investors faced a rising interest rate environment during much of the period. The U.S. Federal Reserve
(Fed), looking to head off inflationary pressures in the U.S. economy, retained its tight monetary policy throughout much of the year, continuing a string of interest rate increases that began in 2004. Often, bonds perform poorly in a rising interest rate environment. Prices on existing bonds tend to fall as interest rates rise and new bonds come to the market offering more attractive rates. However, this was not always the case during the fiscal year.

At its policy meetings of August and September 2006, the Fed paused in its interest rate hiking campaign. After a summer of uncertainty about the direction of the economy, and some degree of investor malaise, stock and bond investors responded well to the news about the Fed's pause. As a result, markets performed strongly over the last six weeks of the fiscal period ended September 30, 2006.

As the period wound to a close, the economy exhibited signs of slowing growth, with hopeful investors believing that the Fed had successfully engineered its desired "soft landing" - an economy in which interest rate increases had served to temper inflation pressures, without triggering a recession.

Q: How did the Delaware Foundation Funds perform?

A: The performance of the Portfolios varied, and each Portfolio's Class A shares returns are described below.

Delaware Aggressive Allocation Portfolio returned +6.89% at net asset value and +0.79% at maximum offer price (both figures represent all distributions reinvested). By comparison, the Lipper Mixed-Asset Target Allocation Growth Funds Average gained +7.96%. The Portfolio's benchmark is the S&P 500 Index.

Delaware Moderate Allocation Portfolio returned +6.25% at net asset value and +0.11% at maximum offer price (both figures represent all distributions reinvested). The Lipper Mixed-Asset Target Allocation Moderate Funds Average gained +7.33%. The Portfolio's benchmarks are the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.

Delaware Conservative Allocation Portfolio returned +5.46% at net asset value and -0.61% at maximum offer price (both figures represent all distributions reinvested). By comparison, the Lipper Mixed-Asset Target Allocation Conservative Funds Average gained +4.96%. The Portfolio's benchmark is the Lehman Brothers Aggregate Bond Index.

For complete annualized performance for each Portfolio, please see the appropriate tables on the pages that follow.

Q: What strategies did you pursue during the fiscal year?

A: As always, during the one-year fiscal period, we adhered to a very disciplined approach to asset allocation and applied it to all three Portfolios in a consistent manner. The Foundation Funds follow a "fund of funds"

The views expressed are current as of the date of this report and are subject to change.


                                                               (continues)     1

Portfolio management review


structure. Each is a potential all-in-one Portfolio* for shareholders with specific goals and/or levels of risk tolerance. The Foundation Funds are designed to hold mutual funds across various asset classes, offering investors diversification** and relieving them of asset allocation decision making, while providing access to multiple professional asset managers and investment philosophies.

Francis Morris, Christopher Adams, Michael Morris, and Donald Padilla constitute the Delaware Investments Core-Equity Team, which specializes in combining bottom-up, fundamental research with proprietary quantitative analytics that help measure opportunity in the marketplace. Patrick Coyne, Delaware Investments president and head of equity investments, and Sharon Hill, vice president and head of quantitative research and analytics, join the team as it meets regularly to make asset allocation decisions for the Delaware Foundation Funds.

Our strategic process measures the expected returns of each asset class (and the returns of the underlying investments - mostly individual Delaware Investments mutual funds) to determine each asset class's relative attractiveness to other investment alternatives. Our quantitative models are designed to signal the need to rebalance the Portfolios. We determine the specific allocations and the timing of each trade execution based on current valuations and our outlook for the various markets moving forward.

Though the investment selection process is similar for each of the three Foundation Funds, the weightings of the underlying asset classes within each is modified based on the parameters of each Portfolio's investment objective. The Portfolios' names reflect the degree of risk in each. During the past year, we closely monitored economic considerations globally, including the effects of rising interest rates in the U.S. and the rise in energy prices.

That macroeconomic analysis, coupled with the use of quantitative modeling, helps us as we evaluate the three primary factors that we hold to be key in active asset allocation decision-making:

o The expected return of specific asset classes

o The expected volatility of specific asset classes

o The correlation of the asset classes, or the degree to which they may move up or down together

Q: What aspects of Delaware Aggressive Allocation Portfolio were notable for the fiscal year?

A: Early in the fiscal year, the portfolio had 83% of net assets allocated to stock funds and 14% in fixed income funds. By mid-year the stock-fund allocation had been reduced slightly. During the fiscal year's second half, we allowed the fixed income allocation to rise to 15% of net assets, so that the ratio of stock to bond exposure finished the fiscal year at 79% stocks to 19% bonds. International funds, which typically represent between 10% and 30% of the investment portfolio, finished at 20% after a year in which international stocks outperformed their domestic counterparts.

At fiscal year end, shares of Delaware Value Fund and Delaware Large-Cap Growth Fund were the two biggest holdings for the Portfolio, accounting for 47% of total net assets. Both of these Funds are run by equity management teams that favor relatively concentrated portfolios. We believe that holding these Funds in a more broadly diversified mix is generally an attractive strategy.

During most of the fiscal year, small-capitalization stocks outperformed their large-cap peers. Later in the fiscal period, that performance trend began to reverse as large-cap stocks performed well.

Emerging markets, which we believe are still quite attractive over long periods, have performed better than some other asset types in recent years. Over the course of our fiscal year, they grew less attractive than some other assets, based on valuation.

The Portfolio trailed the S&P 500 Index for the year, as might be expected given that the Portfolio is not fully

 *Because the portfolios may invest in as few as four different underlying funds or a small number of securities, they are considered non-diversified funds and may be subject to greater risk than if they were diversified. However, the underlying Delaware Investments funds generally hold a broad mix of securities, which helps to reduce this risk.

**There is no assurance that a diversified portfolio will produce better returns than a non-diversified portfolio, or that the investment objective of any diversified fund will be achieved.

invested in equity-based assets. However, net performance could be viewed as somewhat disappointing given market performance and the Portfolio's fairly aggressive asset mix. This is largely attributable to performance of some underlying investments. Note however, that the Portfolio's diversified holdings generally give the Portfolio a less risky profile than an all-equity portfolio, and that we design the asset mix for investors who want broad diversification across a wide variety of asset types.

Q: What aspects of Delaware Moderate Allocation Portfolio were notable for the fiscal year?

A: The Portfolio's general asset class mix finished the year not far from where it began. At the start of the fiscal year, the Portfolio had 66% of net assets allocated to stock funds, and 29% to fixed income. By year-end the stock to bond ratio was at 62% stocks to 33% bonds, with 5% in cash and cash equivalents. International funds, which typically represent between 5% and 20% of the investment portfolio, finished at 10% after a year in which international stocks outperformed their domestic counterparts.

The Portfolio trailed the all-stock S&P 500 Index for the year and beat the Lehman Brothers Aggregate Bond Index. Note however, that the Portfolio's diversified asset mix does include stocks, bonds, and cash equivalents, and is generally designed for investors with moderate risk tolerance and a preference for broad diversification across a wide variety of asset types.

At fiscal year end, shares of Delaware Value Fund and Delaware American Government Bond Fund were the two biggest allocations for the Portfolio, accounting for more than 43% of total combined net assets. The Portfolio's fixed income allocation was made up of multiple funds, including one that invests in Treasury Inflation-Protected Securities, designed to provide investors protection against rising inflation over time.

Q: What aspects of Delaware Conservative Allocation Portfolio were notable for the fiscal year?

A: The Portfolio had 45% of net assets allocated to stock funds, and 51% to fixed income at the beginning of the fiscal year. By year-end the stock-bond ratio was at 43% to 51%, with the balance in cash and cash equivalents.

At net asset value, the Portfolio beat the Lehman Brothers Aggregate Bond Index, helped by equity returns in a year when stocks outperformed bonds. Notably, the Portfolio outperformed the Lipper Mixed-Asset Target Allocation Conservative Funds Average, which gained +4.96% for the fiscal year. The Portfolio typically keeps at least 45% of its assets dedicated to fixed income funds, and it retains a greater exposure to fixed income than to equity assets.

The investment portfolio includes shares of several Delaware Investments fixed income mutual funds, including Delaware American Government Bond Fund (the Portfolio's largest holding at 31.14% of net assets as of September 30, 2006), Delaware Corporate Bond Fund, Delaware High-Yield Opportunities Fund, and Delaware Limited-Term Government Fund.

During the fiscal year, we also added a new position, purchasing shares of Delaware Inflation Protected Bond Fund, which focuses on government securities that are designed to provide investors protection against rising inflation over time.

Foreign investments are subject to risks not ordinarily associated with domestic investments, such as currency, economic and portfolio risks, and different accounting standards.


                                                               (continues)     3

Portfolio management review


Fund managers

Patrick P. Coyne

President - Delaware Management Holdings, Inc.

Mr. Coyne is president of Delaware Management Holdings, Inc. (Delaware Investments). He also serves as the managing director, head of equity investments, and leads the investment team overseeing the Delaware Foundation Funds, asset allocation funds sponsored by Delaware Investments and Lincoln Financial Group. Mr. Coyne joined Delaware Investments in 1989, where he initially co-managed portfolios and traded securities for the company's nuclear decommissioning trust clients. He led the firm's municipal and tax-efficient fixed income investments teams from 1996 to 2004, and in January 2003, he was appointed managing director and co-head of the fixed income department.

Mr. Coyne began his career with Kidder Peabody, where he managed the firm's Philadelphia trading desk. He has lectured on securities trading and portfolio management at the Philadelphia Bond Club, and he is a corporate trustee of the Philadelphia Museum of Art. Mr. Coyne graduated with honors from Harvard University with a bachelor's degree in European history and classics, and he earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania.

Christopher S. Adams, CFA

Vice President, Portfolio Manager, Senior Equity Analyst

Mr. Adams, who joined Delaware Investments in 1995, is a portfolio manager on the firm's Core Equity team. He also performs analysis and research to support the portfolio management function. From 1995 to 1998, he served as the firm's vice president, strategic planning. Prior to joining Delaware Investments, Mr. Adams had approximately 10 years of experience in the financial services industry in the U.S. and U.K., including positions with Coopers & Lybrand, The Sumitomo Bank, Bank of America, and Lloyds Bank. Mr. Adams holds both bachelor's and master's degrees in history and economics from Oxford University, England, and received an MBA with dual concentrations in finance and insurance/risk management from The Wharton School of the University of Pennsylvania. Mr. Adams is a director and past president of the CFA Society of Philadelphia.

Sharon Hill, Ph.D.

Vice President, Head of Equity Quantitative Research and Analytics

Dr. Hill is head of equity quantitative research and analytics. She began her career at Delaware Investments as a senior programmer/analyst of investment systems within the IT department, then moved to the Equity group as a quantitative analyst before assuming her current position. Prior to joining the firm in 2000, she worked as a university professor, and as a fixed income financial software developer for Bloomberg. Dr. Hill holds a bachelor's degree, with honors, in mathematics from the City University of New York at Brooklyn College as well as a master's degree and Ph.D. in mathematics from the University of Connecticut. Dr. Hill's academic publications include work on water waves and complex spring systems.

Francis X. Morris

Senior Vice President, Chief Investment Officer - Core Equity

Mr. Morris joined Delaware Investments in 1997 and is currently the chief investment officer for Core Equity investments. Prior to joining the firm, Mr. Morris served as vice president and director of equity research at PNC Asset Management. He received a bachelor's degree from Providence College and holds an MBA from Widener University. Mr. Morris is a past president of the CFA Society of Philadelphia and is a member of the CFA Institute. In addition, he is a former officer of the National Association of Petroleum Investment Analysts.

Michael S. Morris, CFA

Vice President, Portfolio Manager, Senior Equity Analyst

Mr. Morris, who joined Delaware Investments in 1999, is a portfolio manager on the firm's Core Equity team. He also performs analysis and research to support the portfolio management function. Prior to joining the firm, he worked as a senior equity analyst at Newbold's Asset Management, covering financial stocks. Mr. Morris began his investment career in 1993 at Ohio Casualty. He earned his bachelor's degree in finance from Indiana University and an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. He is a member of the Bank and Financial Analysts Association.

Donald G. Padilla, CFA

Vice President, Portfolio Manager, Senior Equity Analyst

Mr. Padilla joined Delaware Investments in 1994 and is a member of the portfolio construction group within the firm's Core Equity team. He also performs analysis and research to support the portfolio management function. Mr. Padilla joined Delaware Investments as an assistant controller in the firm's treasury function, responsible for managing corporate cash investments, developing financial models, and overseeing the financial operations of the Lincoln Life 401(k) annuities segment. Prior to joining Delaware Investments, he held various positions at The Vanguard Group. Mr. Padilla holds a bachelor's degree in accounting from Lehigh University, and he is a member of the CFA Society of Philadelphia.

Performance Summary


Delaware Aggressive Allocation Portfolio

September 30, 2006

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting www.delawareinvestments.com/performance.

You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Aggressive Allocation Portfolio prospectus contains this and other important information about the Portfolio. Please request a prospectus through your financial advisor, or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read it carefully before you invest or send money.


Fund performance

Average annual total returns
Through September 30, 2006                  1 year     5 years     Lifetime
________________________________________________________________________________

Class A (Est. 12-31-97)
Excluding sales charge                      +6.89%      +8.53%      +4.57%
Including sales charge                      +0.79%      +7.25%      +3.86%
________________________________________________________________________________

Class B (Est. 12-31-97)
Excluding sales charge                      +6.10%      +7.74%      +3.87%
Including sales charge                      +2.10%      +7.40%      +3.87%
________________________________________________________________________________

Class C (Est. 12-31-97)
Excluding sales charge                      +6.10%      +7.73%      +3.81%
Including sales charge                      +5.10%      +7.73%      +3.81%
________________________________________________________________________________

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below.

Performance for Class B and C shares, excluding sales charges, assumes that either contingent deferred sales charges did not apply or the investment was not redeemed.

The Portfolio offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30% of average daily net assets, but such fee is currently subject to a contractual cap of 0.25% of average daily net assets.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1% of average daily net assets. Lifetime performance figures for Class B shares reflect conversion to Class A shares after eight years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1% of average daily net assets.

The average annual total returns for the 1-year and lifetime (since June 2, 2003) periods ended September 30, 2006 for the Delaware Aggressive Allocation Portfolio Class R shares were 6.61% and 11.67%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets.

The average annual total returns for the 1-year, 5-year, and lifetime (since December 31, 1997) periods ended September 30, 2006 for the Delaware Aggressive Allocation Portfolio Institutional Class shares were 7.12%, 8.81%, and 4.82%, respectively. Institutional Class shares were first made available on December 31, 1997 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes during the periods shown above and on the next page. Returns would have been lower had the expense limitation not been in effect.

The performance table above and the graph on the next page do not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Fund basics

As of September 30, 2006


________________________________________________________________________________

Fund objective
________________________________________________________________________________

The Delaware Aggressive Allocation Portfolio seeks long-term capital growth.

________________________________________________________________________________

Total Fund net assets
________________________________________________________________________________

$52 million

________________________________________________________________________________

Number of holdings
________________________________________________________________________________

12

________________________________________________________________________________

Fund start date
________________________________________________________________________________

December 31, 1997

________________________________________________________________________________

                                   Nasdaq symbols               CUSIPs
________________________________________________________________________________

Class A                            DFGAX                        245918883
Class B                            DFGDX                        245918875
Class C                            DFGCX                        245918867
Class R                            DFGRX                        245918826
Institutional Class                DFGIX                        245918859


[PERFORMANCE OF $10,000 INVESTMENT LINE GRAPH]


Chart assumes $10,000 invested on December 31, 1997 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Portfolio classes will vary due to different charges and expenses.

The S&P 500 Index is an unmanaged composite of large-capitalization U.S. companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.


                                                               (continues)     7

Performance Summary


Delaware Moderate Allocation Portfolio

September 30, 2006

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting www.delawareinvestments.com/performance.

You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Moderate Allocation Portfolio prospectus contains this and other important information about the Portfolio. Please request a prospectus through your financial advisor, or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read it carefully before you invest or send money.


Fund performance

Average annual total returns
Through September 30, 2006                  1 year     5 years     Lifetime
________________________________________________________________________________

Class A (Est. 12-31-97)
Excluding sales charge                      +6.25%      +7.85%      +4.44%
Including sales charge                      +0.11%      +6.58%      +3.74%
________________________________________________________________________________

Class B (Est. 12-31-97)
Excluding sales charge                      +5.52%      +7.07%      +3.74%
Including sales charge                      +1.52%      +6.72%      +3.74%
________________________________________________________________________________

Class C (Est. 12-31-97)
Excluding sales charge                      +5.40%      +7.08%      +3.72%
Including sales charge                      +4.40%      +7.08%      +3.72%
________________________________________________________________________________

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below.

Performance for Class B and C shares, excluding sales charges, assumes that either contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30% of average daily net assets, but such fee is currently subject to a contractual cap of 0.25% of average daily net assets.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1% of average daily net assets. Lifetime performance figures for Class B shares reflect conversion to Class A shares after eight years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1% of average daily net assets.

The average annual total returns for the 1-year and lifetime (since June 2, 2003) periods ended September 30, 2006 for the Delaware Moderate Allocation Portfolio Class R shares were 5.96% and 9.24%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets.

The average annual total returns for the 1-year, 5-year, and lifetime (since December 31, 1997) periods ended September 30, 2006 for the Delaware Moderate Allocation Portfolio Institutional Class shares were 6.60%, 8.15%, and 4.71%, respectively. Institutional Class shares were first made available on December 31, 1997 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes during the periods shown above and on the next page. Returns would have been lower had the expense limitation not been in effect.

The performance table above and the graph on the next page do not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Fund basics

As of September 30, 2006


________________________________________________________________________________

Fund objective
________________________________________________________________________________

The Delaware Moderate Allocation Portfolio seeks capital appreciation with current income as a secondary objective.

________________________________________________________________________________

Total Fund net assets
________________________________________________________________________________

$44 million

________________________________________________________________________________

Number of holdings
________________________________________________________________________________

12

________________________________________________________________________________

Fund start date
________________________________________________________________________________

December 31, 1997

________________________________________________________________________________

                                   Nasdaq symbols               CUSIPs
________________________________________________________________________________

Class A                            DFBAX                        245918503
Class B                            DFBBX                        245918602
Class C                            DFBCX                        245918701
Class R                            DFBRX                        245918834
Institutional Class                DFFIX                        245918800


[PERFORMANCE OF $10,000 INVESTMENT LINE GRAPH]


Chart assumes $10,000 invested on December 31, 1997 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Portfolio classes will vary due to different charges and expenses.

The S&P 500 Index is an unmanaged composite of large-capitalization U.S. companies. The Lehman Brothers Aggregate Bond Index is an unmanaged composite that tracks the broad U.S. investment-grade bond markets. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.


                                                               (continues)     9

Performance Summary


Delaware Conservative Allocation Portfolio

September 30, 2006

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting www.delawareinvestments.com/performance.

You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Conservative Allocation Portfolio prospectus contains this and other important information about the Portfolio. Please request a prospectus through your financial advisor, or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read it carefully before you invest or send money.


Fund performance

Average annual total returns
Through September 30, 2006                  1 year     5 years     Lifetime
________________________________________________________________________________

Class A (Est. 12-31-97)
Excluding sales charge                      +5.46%      +6.43%      +4.10%
Including sales charge                      -0.61%      +5.18%      +3.39%
________________________________________________________________________________

Class B (Est. 12-31-97)
Excluding sales charge                      +4.69%      +5.62%      +3.43%
Including sales charge                      +0.69%      +5.26%      +3.43%
________________________________________________________________________________

Class C (Est. 12-31-97)
Excluding sales charge                      +4.71%      +5.62%      +3.32%
Including sales charge                      +3.71%      +5.62%      +3.32%
________________________________________________________________________________

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below.

Performance for Class B and C shares, excluding sales charges, assumes that either contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30% of average daily net assets, but such fee is currently subject to a contractual cap of 0.25% of average daily net assets.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1% of average daily net assets. Lifetime performance figures for Class B shares reflect conversion to Class A shares after eight years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1% of average daily net assets.

The average annual total returns for the 1-year and lifetime (since June 2, 2003) periods ended September 30, 2006 for the Delaware Conservative Allocation Portfolio Class R shares were 5.16% and 6.91%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets.

The average annual total returns for the 1-year, 5-year, and lifetime (since December 31, 1997) periods ended September 30, 2006 for the Delaware Conservative Allocation Portfolio Institutional Class shares were 5.71%, 6.69%, and 4.35%, respectively. Institutional Class shares were first made available on December 31, 1997 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

An expense limitation was in effect for all classes during the periods shown above and on the next page. Returns would have been lower had the expense limitation not been in effect.

The performance table above and the graph on the next page do not reflect the deduction of taxes the shareholder would pay on Portfolio distributions or redemptions of Portfolio shares.

Fund basics

As of September 30, 2006


________________________________________________________________________________

Fund objective
________________________________________________________________________________

The Delaware Conservative Allocation Portfolio seeks a combination of current income and preservation of capital with capital appreciation.

________________________________________________________________________________

Total Fund net assets
________________________________________________________________________________

$37 million

________________________________________________________________________________

Number of holdings
________________________________________________________________________________

12

________________________________________________________________________________

Fund start date
________________________________________________________________________________

December 31, 1997

________________________________________________________________________________

                                   Nasdaq symbols               CUSIPs
________________________________________________________________________________

Class A                            DFIAX                        245918107
Class B                            DFIDX                        245918206
Class C                            DFICX                        245918305
Class R                            DFIRX                        245918818
Institutional Class                DFIIX                        245918404


[PERFORMANCE OF $10,000 INVESTMENT LINE GRAPH]


Chart assumes $10,000 invested on December 31, 1997 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Portfolio classes will vary due to different charges and expenses.

The Lehman Brothers Aggregate Bond Index is an unmanaged composite that tracks the broad U.S. investment-grade bond markets. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.


                                                              (continues)     11

Disclosure of Portfolio expenses


For the period April 1, 2006 to September 30, 2006


As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2006 to September 30, 2006.

Actual Expenses

The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees nor do they reflect any expenses of the underlying investee funds. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Portfolios' actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

"Expenses Paid During Period" are equal to the Portfolios' annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Delaware Aggressive Allocation Portfolio
Expense Analysis of an Investment of $1,000

                                                                       Expenses
                       Beginning         Ending                      Paid During
                        Account          Account      Annualized       Period
                         Value            Value        Expense        4/1/06 to
                        4/1/06           9/30/06        Ratio          9/30/06
________________________________________________________________________________

Actual Fund Return

Class A                $1,000.00        $1,006.60        0.80%          $4.02
Class B                 1,000.00         1,002.90        1.55%           7.78
Class C                 1,000.00         1,002.90        1.55%           7.78
Class R                 1,000.00         1,005.70        1.05%           5.28
Institutional Class     1,000.00         1,007.60        0.55%           2.77
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                $1,000.00        $1,021.06        0.80%          $4.05
Class B                 1,000.00         1,017.30        1.55%           7.84
Class C                 1,000.00         1,017.30        1.55%           7.84
Class R                 1,000.00         1,019.80        1.05%           5.32
Institutional Class     1,000.00         1,022.31        0.55%           2.79
________________________________________________________________________________


Delaware Moderate Allocation Portfolio
Expense Analysis of an Investment of $1,000
                                                                       Expenses
                       Beginning         Ending                      Paid During
                        Account          Account      Annualized       Period
                         Value            Value        Expense        4/1/06 to
                        4/1/06           9/30/06        Ratio          9/30/06
________________________________________________________________________________

Actual Fund Return

Class A                $1,000.00        $1,014.80        0.80%          $4.04
Class B                 1,000.00         1,011.90        1.55%           7.82
Class C                 1,000.00         1,011.80        1.55%           7.82
Class R                 1,000.00         1,013.90        1.05%           5.30
Institutional Class     1,000.00         1,017.80        0.55%           2.78
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                $1,000.00        $1,021.06        0.80%         $4.05
Class B                 1,000.00         1,017.30        1.55%          7.84
Class C                 1,000.00         1,017.30        1.55%          7.84
Class R                 1,000.00         1,019.80        1.05%          5.32
Institutional Class     1,000.00         1,022.31        0.55%          2.79
________________________________________________________________________________

Delaware Conservative Allocation Portfolio
Expense Analysis of an Investment of $1,000
                                                                       Expenses
                       Beginning         Ending                      Paid During
                        Account          Account      Annualized       Period
                         Value            Value        Expense        4/1/06 to
                        4/1/06           9/30/06        Ratio          9/30/06
________________________________________________________________________________

Actual Fund Return

Class A                $1,000.00        $1,023.20        0.80%          $4.06
Class B                 1,000.00         1,018.70        1.55%           7.84
Class C                 1,000.00         1,018.80        1.55%           7.84
Class R                 1,000.00         1,022.10        1.05%           5.32
Institutional Class     1,000.00         1,024.30        0.55%           2.79
________________________________________________________________________________

Hypothetical 5% Return (5% return before expenses)

Class A                $1,000.00        $1,021.06        0.80%          $4.05
Class B                 1,000.00         1,017.30        1.55%           7.84
Class C                 1,000.00         1,017.30        1.55%           7.84
Class R                 1,000.00         1,019.80        1.05%           5.32
Institutional Class     1,000.00         1,022.31        0.55%           2.79
________________________________________________________________________________

Sector allocations


Delaware Foundation Funds

As of September 30, 2006


Sector designations may be different than the sector designations presented in other Fund materials.

Delaware Aggressive Allocation Portfolio

                                                                     Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Affiliated Investment Companies                                       98.00%

Domestic Equity Funds                                                 58.51%

International Equity Funds                                            20.48%

Fixed Income Funds                                                    19.01%
________________________________________________________________________________

Repurchase Agreements                                                  2.30%
________________________________________________________________________________

Total Market Value of Securities                                     100.30%
________________________________________________________________________________

Liabilities Net of Receivables and Other Assets                       (0.30%)
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________


Delaware Moderate Allocation Portfolio

                                                                     Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Affiliated Investment Companies                                       94.83%

Domestic Equity Funds                                                 51.57%

International Equity Funds                                            10.49%

Fixed Income Funds                                                    32.77%
________________________________________________________________________________

Repurchase Agreements                                                  5.32%
________________________________________________________________________________

Total Market Value of Securities                                     100.15%
________________________________________________________________________________

Liabilities Net of Receivables and Other Assets                       (0.15%)
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________


Delaware Conservative Allocation Portfolio

                                                                     Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Affiliated Investment Companies                                       94.42%

Domestic Equity Funds                                                 36.41%

International Equity Funds                                             6.32%

Fixed Income Funds                                                    51.69%
________________________________________________________________________________

Repurchase Agreements                                                  5.63%
________________________________________________________________________________

Total Market Value of Securities                                     100.05%
________________________________________________________________________________

Liabilities Net of Receivables and Other Assets                       (0.05%)
________________________________________________________________________________

Total Net Assets                                                     100.00%
________________________________________________________________________________

Statements of net assets


Delaware Aggressive Allocation Portfolio

September 30, 2006



                                                  Number of           Market
                                                   Shares             Value
________________________________________________________________________________

Affiliated Investment Companies - 98.00%
________________________________________________________________________________

Equity Funds - 78.99%*
     Delaware Group Equity Funds II -
          Delaware Value Fund                      1,001,429        $12,988,540
     Delaware Group Equity Funds III -
          Delaware Trend Fund                         25,335            525,457
     Delaware Group Equity Funds IV -
          Delaware Large Cap Growth Fund           1,682,420         11,137,620
     Delaware Group Equity Funds V -
          Delaware Small Cap Core Fund               194,031          2,345,833
     Delaware Group Global &
          International Funds -
          Delaware Emerging Markets Fund             135,669          2,572,276
          Delaware International Value
          Equity Fund                                529,150          8,011,325
   + Voyageur Mutual Funds III -
     Delaware Select Growth Fund                     126,023          3,228,711
                                                                    ___________

                                                                     40,809,762
                                                                    ___________
Fixed Income Funds - 19.01%*
     Delaware Group Government Funds -
          Delaware American Government
          Bond Fund                                  716,783          5,354,365
          Delaware Inflation Protected
          Bond Fund                                  150,305          1,448,940
     Delaware Group Income Funds -
          Delaware Corporate Bond Fund               321,985          1,806,336
          Delaware High-Yield
          Opportunities Fund                         225,985            973,995
     Delaware Group Limited-Term
          Government Funds - Delaware
          Limited-Term Government Fund                28,782            236,876
                                                                    ___________

                                                                      9,820,512
                                                                    ___________

Total Affiliated Investment Companies
     (cost $43,159,093)                                              50,630,274
                                                                    ___________

                                                  Principal
                                                   Amount
________________________________________________________________________________

Repurchase Agreements - 2.30%
________________________________________________________________________________

     With BNP Paribas 5.00%
          10/2/06 (dated 9/29/06, to
          be repurchased at $655,273,
          collateralized by $312,000 U.S.
          Treasury Notes 2.625% due
          5/15/08, market value $304,518,
          $149,000 U.S. Treasury Notes
          2.75% due 8/15/07, market
          value $146,684 and $218,000
          U.S. Treasury Notes 3.875% due
          5/15/09, market value $217,338)           $655,000            655,000
     With Cantor Fitzgerald 5.00%
          10/2/06 (dated 9/29/06, to
          be repurchased at $265,110,
          collateralized by $199,000 U.S.
          Treasury Notes 3.375% due
          9/15/09, market value $192,866
          and $78,000 U.S. Treasury Notes
          4.00% due 6/15/09, market
          value $77,607)                             265,000            265,000
     With UBS Warburg 4.98%
          10/2/06 (dated 9/29/06, to
          be repurchased at $265,110,
          collateralized by $276,000 U.S.
          Treasury Bills due 3/1/07, market
          value $270,453)                            265,000            265,000
                                                                    ___________
Total Repurchase Agreements
     (cost $1,185,000)                                                1,185,000
                                                                    ___________

Total Market Value of Securities - 100.30%
     (cost $44,344,093)                                              51,815,274

Liabilities Net of Receivables and
     Other Assets - (0.30%)                                            (153,601)
                                                                    ___________

Net Assets Applicable to 4,884,510 Shares
     Outstanding - 100.00%                                          $51,661,673
                                                                    ___________

Net Asset Value - Delaware Aggressive Allocation
     Portfolio Class A ($36,698,803 / 3,458,365 Shares)                  $10.61
                                                                         ______

Net Asset Value - Delaware Aggressive Allocation
     Portfolio Class B ($7,864,208 / 750,407 Shares)                     $10.48
                                                                         ______

Net Asset Value - Delaware Aggressive Allocation
     Portfolio Class C ($5,779,687 / 551,073 Shares)                     $10.49
                                                                         ______

Net Asset Value - Delaware Aggressive Allocation
     Portfolio Class R ($1,219,508 / 115,311 Shares)                     $10.58
                                                                         ______

Net Asset Value - Delaware Aggressive Allocation
     Portfolio Institutional Class ($99,467 / 9,354 Shares)              $10.63
                                                                         ______

Components of Net Assets at September 30, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                             $42,105,838
Undistributed net investment income                                      50,041
Accumulated net realized gain on investments                          2,034,613
Net unrealized appreciation of investments                            7,471,181
                                                                    ___________

Total net assets                                                    $51,661,673
                                                                    ___________


+ Non-income producing security for the year ended September 30, 2006.
* Institutional Class Shares.


                                                              (continues)     15

Statements of net assets


Delaware Aggressive Allocation Portfolio


Net Asset Value and Offering Price per Share -
     Delaware Aggressive Allocation Portfolio

Net asset value Class A (A)                                              $10.61
Sales charge (5.75% of offering price) (B)                                 0.65
                                                                         ______

Offering price                                                           $11.26
                                                                         ______


(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.


See accompanying notes


Delaware Moderate Allocation Portfolio

September 30, 2006



                                                  Number of           Market
                                                   Shares             Value
________________________________________________________________________________

Affiliated Investment Companies - 94.83%
________________________________________________________________________________

Equity Funds - 62.06%*
     Delaware Group Equity Funds II -
          Delaware Value Fund                        833,575        $10,811,466
     Delaware Group Equity Funds III -
          Delaware Trend Fund                         20,268            420,366
     Delaware Group Equity Funds IV -
          Delaware Large Cap Growth Fund           1,118,394          7,403,766
     Delaware Group Equity Funds V -
          Delaware Small Cap Core Fund               187,477          2,266,592
     Delaware Group Global &
          International Funds -
          Delaware Emerging Markets Fund              56,022          1,062,179
          Delaware International Value
          Equity Fund                                238,349          3,608,601
   + Voyageur Mutual Funds III -
     Delaware Select Growth Fund                      79,753          2,043,261
                                                                    ___________

                                                                     27,616,231
                                                                    ___________
Fixed Income Funds - 32.77%*
     Delaware Group Government Funds -
          Delaware American Government
          Bond Fund                                1,118,099          8,352,199
          Delaware Inflation Protected
          Bond Fund                                  123,442          1,189,981
     Delaware Group Income Funds -
          Delaware Corporate Bond Fund               461,892          2,591,215
          Delaware High-Yield
          Opportunities Fund                         113,294            488,295
     Delaware Group Limited-Term
          Government Funds - Delaware
          Limited-Term Government Fund               237,965          1,958,453
                                                                    ___________

                                                                     14,580,143
                                                                    ___________

Total Affiliated Investment Companies
     (cost $36,319,612)                                              42,196,374
                                                                    ___________


                                                  Principal
                                                   Amount
________________________________________________________________________________

Repurchase Agreements - 5.32%
________________________________________________________________________________

     With BNP Paribas 5.00%
          10/2/06 (dated 9/29/06, to be
          repurchased at $1,309,345,
          collateralized by $623,000 U.S.
          Treasury Notes 2.625% due
          5/15/08, market value $608,521,
          $297,700 U.S. Treasury Notes
          2.75% due 8/15/07, market
          value $293,120 and $436,100
          U.S. Treasury Notes 3.875% due
          5/15/09, market value $434,308)         $1,308,800          1,308,800
     With Cantor Fitzgerald 5.00%
          10/2/06 (dated 9/29/06, to
          be repurchased at $529,821,
          collateralized by $398,200 U.S.
          Treasury Notes 3.375% due
          9/15/09, market value $385,406
          and $155,800 U.S. Treasury
          Notes 4.00% due 6/15/09,
          market value $155,083)                     529,600            529,600
     With UBS Warburg 4.98%
          10/2/06 (dated 9/29/06, to
          be repurchased at $529,820,
          collateralized by $551,500 U.S.
          Treasury Bills due 3/1/07, market
          value $540,450)                            529,600            529,600
                                                                    ___________

Total Repurchase Agreements
     (cost $2,368,000)                                                2,368,000
                                                                    ___________

Total Market Value of Securities - 100.15%
     (cost $38,687,612)                                              44,564,374

Liabilities Net of Receivables and
     Other Assets - (0.15%)                                             (68,243)
                                                                    ___________

Net Assets Applicable to 4,333,961 Shares
     Outstanding - 100.00%                                          $44,496,131
                                                                    ___________

Net Asset Value - Delaware Moderate Allocation
     Portfolio Class A ($34,360,771 / 3,344,208 Shares)                  $10.27
                                                                         ______

Net Asset Value - Delaware Moderate Allocation
     Portfolio Class B ($4,582,339 / 448,112 Shares)                     $10.23
                                                                         ______

Net Asset Value - Delaware Moderate Allocation
     Portfolio Class C ($4,130,005 / 402,900 Shares)                     $10.25
                                                                         ______

Net Asset Value - Delaware Moderate Allocation
     Portfolio Class R ($1,022,068 / 99,796 Shares)                      $10.24
                                                                         ______

Net Asset Value - Delaware Moderate Allocation Portfolio
     Institutional Class ($400,948 / 38,945 Shares)                      $10.30
                                                                         ______

Delaware Moderate Allocation Portfolio


Components of Net Assets at September 30, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                             $38,611,557
Undistributed net investment income                                     288,508
Accumulated net realized loss on investments                           (280,696)
Net unrealized appreciation of investments                            5,876,762
                                                                    ___________

Total net assets                                                    $44,496,131
                                                                    ___________

+ Non-income producing security for the year ended September 30, 2006.
* Institutional Class Shares.


Net Asset Value and Offering Price per Share -
     Delaware Moderate Allocation Portfolio

Net asset value Class A (A)                                              $10.27
Sales charge (5.75% of offering price) (B)                                 0.63
                                                                         ______

Offering price                                                           $10.90
                                                                         ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.


See accompanying notes


Delaware Conservative Allocation Portfolio

September 30, 2006


                                                  Number of           Market
                                                   Shares             Value
________________________________________________________________________________

Affiliated Investment Companies - 94.42%
________________________________________________________________________________

Equity Funds - 42.73%*
     Delaware Group Equity Funds II -
          Delaware Value Fund                        555,385        $ 7,203,351
     Delaware Group Equity Funds III -
          Delaware Trend Fund                         17,735            367,820
     Delaware Group Equity Funds IV -
          Delaware Large Cap Growth Fund             565,983          3,746,809
     Delaware Group Equity Funds V -
          Delaware Small Cap Core Fund                87,845          1,062,049
     Delaware Group Global &
          International Funds -
          Delaware Emerging Markets Fund              31,567            598,505
          Delaware International Value
          Equity Fund                                114,179          1,728,677
   + Voyageur Mutual Funds III -
          Delaware Select Growth Fund                 39,864          1,021,318
                                                                    ___________

                                                                     15,728,529
                                                                    ___________

Fixed Income Funds - 51.69%*
     Delaware Group Government Funds -
          Delaware American Government
          Bond Fund                                1,534,223         11,460,643
          Delaware Inflation Protected
          Bond Fund                                  107,345          1,034,811
     Delaware Group Income Funds -
          Delaware Corporate Bond Fund               567,890          3,185,862
          Delaware High-Yield
          Opportunities Fund                         497,940          2,146,119
     Delaware Group Limited-Term
          Government Funds - Delaware
          Limited-Term Government Fund               145,509          1,197,537
                                                                    ___________

                                                                     19,024,972
                                                                    ___________

Total Affiliated Investment Companies
     (cost $31,872,483)                                              34,753,501
                                                                    ___________

                                                  Principal
                                                   Amount
________________________________________________________________________________

Repurchase Agreements - 5.63%
________________________________________________________________________________

     With BNP Paribas 5.00%
          10/2/06 (dated 9/29/06, to be
          repurchased at $1,145,477,
          collateralized by $545,000 U.S.
          Treasury Notes 2.625% due
          5/15/08, market value $532,199,
          $260,000 U.S. Treasury Notes
          2.75% due 8/15/07, market
          value $256,356 and $381,000
          U.S. Treasury Notes 3.875% due
          5/15/09, market value $379,836)         $1,145,000          1,145,000
     With Cantor Fitzgerald 5.00%
          10/2/06 (dated 9/29/06, to
          be repurchased at $463,193,
          collateralized by $348,000 U.S.
          Treasury Notes 3.375% due
          9/15/09, market value $337,068
          and $136,000 U.S. Treasury
          Notes 4.00% due 6/15/09,
          market value $135,632)                     463,000            463,000
     With UBS Warburg 4.98%
          10/2/06 (dated 9/29/06, to
          be repurchased at $463,192,
          collateralized by $482,000 U.S.
          Treasury Bills due 3/1/07, market
          value $472,665)                            463,000            463,000
                                                                    ___________

Total Repurchase Agreements
     (cost $2,071,000)                                                2,071,000
                                                                    ___________


                                                              (continues)     17

Statements of net assets


Delaware Conservative Allocation Portfolio


Total Market Value of Securities - 100.05%
     (cost $33,943,483)                                             $36,824,501

Liabilities Net of Receivables and
     Other Assets - (0.05%)                                             (17,027)
                                                                    ___________

Net Assets Applicable to 3,972,448 Shares
     Outstanding - 100.00%                                          $36,807,474
                                                                    ___________

Net Asset Value - Delaware Conservative Allocation
     Portfolio Class A ($33,570,986 / 3,622,464 Shares)                   $9.27
                                                                          _____

Net Asset Value - Delaware Conservative Allocation
     Portfolio Class B ($852,650 / 91,972 Shares)                         $9.27
                                                                          _____

Net Asset Value - Delaware Conservative Allocation
     Portfolio Class C ($1,643,329 / 177,996 Shares)                      $9.23
                                                                          _____

Net Asset Value - Delaware Conservative Allocation
     Portfolio Class R ($660,707 / 71,428 Shares)                         $9.25
                                                                          _____

Net Asset Value - Delaware Conservative Allocation
     Portfolio Institutional Class ($79,802 / 8,588 Shares)               $9.29
                                                                          _____

Components of Net Assets at September 30, 2006:

Shares of beneficial interest
     (unlimited authorization - no par)                             $33,810,589
Undistributed net investment income                                     577,070
Accumulated net realized loss on investments                           (461,203)
Net unrealized appreciation of investments                            2,881,018
                                                                    ___________

Total net assets                                                    $36,807,474
                                                                    ___________

+ Non-income producing security for the year ended September 30, 2006.
* Institutional Class Shares.

Net Asset Value and Offering Price per Share -
     Delaware Conservative Allocation Portfolio

Net asset value Class A (A)                                               $9.27
Sales charge (5.75% of offering price) (B)                                 0.57
                                                                          _____

Offering price                                                            $9.84
                                                                          _____

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.


See accompanying notes

Statements of assets and liabilities


Year Ended September 30, 2006



                                                                                          Delaware       Delaware        Delaware
                                                                                         Aggressive      Moderate      Conservative
                                                                                         Allocation     Allocation      Allocation
                                                                                          Portfolio      Portfolio       Portfolio
Assets:

     Investments in affiliated investment companies at market                           $50,630,274    $42,196,374      $34,753,501
     Repurchase agreements                                                                1,185,000      2,368,000        2,071,000
     Cash                                                                                     1,368          1,181            1,813
     Subscriptions receivable                                                                44,190         23,958            4,550
     Dividends receivable                                                                     9,811         14,877           20,944
     Interest receivable                                                                        329            657              575
     Due from DMC                                                                             9,564         11,982           16,821
                                                                                        ___________    ___________      ___________

     Total assets                                                                        51,880,536     44,617,029       36,869,204
                                                                                        ___________    ___________      ___________

Liabilities:

     Liquidations payable                                                                   149,889         60,148            9,285
     Due to manager and affiliates                                                           32,634         26,012           19,558
     Other accrued expenses                                                                  36,340         34,738           32,887
                                                                                        ___________    ___________      ___________

     Total liabilities                                                                      218,863        120,898           61,730
                                                                                        ___________    ___________      ___________

Total Net Assets                                                                        $51,661,673    $44,496,131      $36,807,474
                                                                                        ___________    ___________      ___________

Investments in affiliated investment companies at cost                                  $43,159,093    $36,319,612      $31,872,483
                                                                                        ___________    ___________      ___________

Repurchase agreements at cost                                                           $ 1,185,000    $ 2,368,000      $ 2,071,000
                                                                                        ___________    ___________      ___________


See accompanying notes


Statements of operations


Year Ended September 30, 2006



                                                                                          Delaware       Delaware        Delaware
                                                                                         Aggressive      Moderate      Conservative
                                                                                         Allocation     Allocation      Allocation
                                                                                          Portfolio      Portfolio       Portfolio

Investment Income:

     Dividends from affiliated investment companies                                      $  799,272     $  873,956       $1,108,073
     Interest                                                                                91,739         91,252           70,931
                                                                                         __________     __________       __________

                                                                                            891,011        965,208        1,179,004
                                                                                         __________     __________       __________

Expenses:

     Dividend disbursing and transfer agent fees and expenses                               136,470        103,095           89,208
     Management fees                                                                        119,690         98,509           84,330
     Distribution expenses - Class A                                                        102,789         92,668           94,232
     Distribution expenses - Class B                                                         74,735         38,906            8,798
     Distribution expenses - Class C                                                         50,833         33,735            9,801
     Distribution expenses - Class R                                                          5,005          4,838            2,012
     Registration fees                                                                       54,171         54,170           77,258
     Legal fees                                                                              29,718         23,901           20,720
     Accounting and administration expenses                                                  19,150         15,768           13,493
     Audit and tax                                                                           12,578         12,165           11,856
     Reports and statements to shareholders                                                  12,187         12,509            7,911
     Trustees' fees and benefits                                                              3,958          3,354            2,825
     Custodian fees                                                                           2,526          1,273            1,013
     Pricing fees                                                                             1,750          1,750            1,750
     Insurance fees                                                                           1,661          1,301            1,043
     Taxes (other than taxes on income)                                                       1,102          1,022              143
     Consulting fees                                                                            407            682              113
     Trustee expenses                                                                           212            240              159
     Dues and services                                                                          185            121               51
     Other                                                                                       30             14                4
                                                                                         __________     __________       __________

                                                                                            629,157        500,021          426,720
     Less expenses absorbed or waived                                                      (130,556)      (111,626)        (125,229)
     Less waived distribution expenses - Class A                                            (17,132)       (15,445)         (15,705)
     Less waived distribution expenses - Class R                                               (834)          (806)            (335)
     Less expense paid indirectly                                                              (380)          (377)            (155)
                                                                                         __________     __________       __________

     Total operating expenses                                                               480,255        371,767          285,296
                                                                                         __________     __________       __________

Net Investment Income                                                                       410,756        593,441          893,708
                                                                                         __________     __________       __________

Net Realized and Unrealized Gain (Loss) on Investments:

     Realized gain distributions from affiliated investment companies                     2,699,815      1,358,378          696,679
     Net realized gain (loss) from sale of investments in affiliated investment companies    (8,384)       (56,074)          12,638
                                                                                         __________     __________       __________

     Net realized gain on investments                                                     2,691,431      1,302,304          709,317
     Net change in unrealized appreciation/depreciation of investments
          in affiliated investment companies                                                (10,935)       470,681          232,406
                                                                                         __________     __________       __________

Net Realized and Unrealized Gain on Investments                                           2,680,496      1,772,985          941,723
                                                                                         __________     __________       __________

Net Increase in Net Assets Resulting from Operations                                     $3,091,252     $2,366,426       $1,835,431
                                                                                         __________     __________       __________


See accompanying notes


Statements of changes in net assets



                                                        Delaware Aggressive         Delaware Moderate      Delaware Conservative
                                                        Allocation Portfolio      Allocation Portfolio      Allocation Portfolio
                                                             Year Ended                Year Ended                Year Ended

                                                        9/30/06      9/30/05      9/30/06      9/30/05      9/30/06      9/30/05
Increase (Decrease) in Net Assets
     from Operations:

     Net investment income                            $   410,756  $   103,182  $   593,441  $   365,836  $   893,708  $   712,881
     Net realized gain on investments                   2,691,431    1,469,750    1,302,304    1,317,457      709,317      180,558
     Net change in unrealized appreciation/
          depreciation of investments                     (10,935)   3,954,270      470,681    2,201,305      232,406    1,636,123
                                                      ___________  ___________  ___________  ___________  ___________  ___________

     Net increase in net assets resulting from
          operations                                    3,091,252    5,527,202    2,366,426    3,884,598    1,835,431    2,529,562
                                                      ___________  ___________  ___________  ___________  ___________  ___________

Dividends and Distributions to
      Shareholders from:

     Net investment income:
     Class A                                             (322,821)    (136,462)    (345,554)    (362,966)    (714,547)    (570,003)
     Class B                                              (19,454)           -      (15,963)     (16,031)     (14,116)     (10,305)
     Class C                                              (13,173)           -      (13,601)     (13,245)     (10,839)      (8,627)
     Class R                                               (4,129)      (2,048)      (6,053)      (9,862)      (4,285)      (3,158)
     Institutional Class                                   (1,138)      (5,301)      (4,214)     (13,098)      (1,821)      (9,557)
     Net realized gain on investments:
     Class A                                             (182,186)           -            -            -            -            -
     Class B                                              (39,602)           -            -            -            -            -
     Class C                                              (26,817)           -            -            -            -            -
     Class R                                               (3,269)           -            -            -            -            -
     Institutional Class                                     (519)           -            -            -            -            -
                                                      ___________  ___________  ___________  ___________  ___________  ___________

                                                         (613,108)    (143,811)    (385,385)    (415,202)    (745,608)    (601,650)
                                                      ___________  ___________  ___________  ___________  ___________  ___________

Capital Share Transactions:

     Proceeds from shares sold:
     Class A                                           15,929,329    7,580,395    8,552,733    7,380,188    6,305,968    4,974,927
     Class B                                            2,502,453    2,722,493    2,229,460    1,041,701      448,606      215,888
     Class C                                            2,503,587    1,227,239    2,271,203    1,065,845    1,360,004      175,448
     Class R                                              763,688      733,000      446,884      343,192      547,284       41,339
     Institutional Class                                   12,617      167,584      105,074      102,343       12,510       74,663
     Net asset value of shares issued upon
        reinvestment of dividends and distributions:
     Class A                                              497,276      136,061      341,343      362,261      708,481      567,795
     Class B                                               56,649            -       15,005       15,139       12,836        9,566
     Class C                                               39,139            -       13,273       13,041       10,839        8,521
     Class R                                                7,398        2,047        6,052        9,862        4,285        3,157
     Institutional Class                                    1,657        5,301        4,214       13,098        1,821        9,556
                                                      ___________  ___________  ___________  ___________  ___________  ___________

                                                       22,313,793   12,574,120   13,985,241   10,346,670    9,412,634    6,080,860
                                                      ___________  ___________  ___________  ___________  ___________  ___________

     Cost of shares repurchased:
     Class A                                           (9,871,295)  (7,743,985)  (4,750,101)  (8,189,814)  (4,365,226)  (4,691,463)
     Class B                                           (1,715,884)    (844,530)    (995,531)    (643,638)    (392,243)    (226,856)
     Class C                                           (1,176,732)    (763,699)  (1,023,330)    (574,469)    (354,262)    (285,994)
     Class R                                           (1,275,951)    (159,487)    (579,270)    (308,040)    (113,375)     (41,975)
     Institutional Class                                 (473,654)    (342,397)    (369,580)    (317,924)    (191,003)    (235,664)
                                                      ___________  ___________  ___________  ___________  ___________  ___________

                                                      (14,513,516)  (9,854,098)  (7,717,812) (10,033,885)  (5,416,109)  (5,481,952)
                                                      ___________  ___________  ___________  ___________  ___________  ___________

Increase in net assets derived
     from capital share transactions                    7,800,277    2,720,022    6,267,429      312,785    3,996,525      598,908
                                                      ___________  ___________  ___________  ___________  ___________  ___________

Net Increase in Net Assets                             10,278,421    8,103,413    8,248,470    3,782,181    5,086,348    2,526,820

Net Assets:

     Beginning of year                                 41,383,252   33,279,839   36,247,661   32,465,480   31,721,126   29,194,306
                                                      ___________  ___________  ___________  ___________  ___________  ___________

     End of year (1)                                  $51,661,673  $41,383,252  $44,496,131  $36,247,661  $36,807,474  $31,721,126
                                                      ___________  ___________  ___________  ___________  ___________  ___________

(1) Undistributed net investment income               $    50,041  $         -  $   288,508  $    80,452  $   577,070  $   428,970
                                                      ___________  ___________  ___________  ___________  ___________  ___________


See accompanying notes


Financial highlights


Delaware Aggressive Allocation Portfolio Class A


Selected data for each share of the Portfolio outstanding throughout each period were as follows:


                                                                                               Year Ended
                                                                     ______________________________________________________________

                                                                      9/30/06       9/30/05      9/30/04      9/30/03      9/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $10.080       $ 8.740      $ 7.750      $ 6.380      $ 7.310

Income (loss) from investment operations:

Net investment income (1)                                               0.108         0.043        0.032        0.009        0.029
Net realized and unrealized gain (loss) on investments                  0.580         1.346        0.991        1.413       (0.920)
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        0.688         1.389        1.023        1.422       (0.891)
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.101)       (0.049)      (0.033)      (0.052)      (0.039)
Net realized gain on investments                                       (0.057)            -            -            -            -
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.158)       (0.049)      (0.033)      (0.052)      (0.039)
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                        $10.610       $10.080      $ 8.740      $ 7.750     $  6.380
                                                                      _______       _______      _______      _______      _______


Total return (2)                                                        6.89%        15.93%       13.21%       22.40%      (12.30%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                               $36,699       $28,326      $24,491      $22,965     $ 13,488
Ratio of expenses to average net assets                                 0.80%         0.83%        0.80%        0.80%        0.80%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.13%         1.11%        1.67%        2.15%        2.11%
Ratio of net investment income to average net assets                    1.06%         0.45%        0.38%        0.13%        0.38%
Ratio of net investment income (loss) to average net assets
     prior to expense limitation and expenses paid indirectly           0.73%         0.17%       (0.49%)      (1.22%)      (0.93%)
Portfolio turnover                                                         9%           15%          12%           5%          40%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes


Delaware Aggressive Allocation Portfolio Class B

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

                                                                                               Year Ended
                                                                     ______________________________________________________________

                                                                      9/30/06       9/30/05      9/30/04      9/30/03      9/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $ 9.960       $ 8.660      $ 7.710      $ 6.340      $ 7.280

Income (loss) from investment operations:

Net investment income (loss) (1)                                        0.032        (0.027)      (0.032)      (0.044)      (0.028)
Net realized and unrealized gain (loss) on investments                  0.573         1.327        0.982        1.414       (0.912)
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        0.605         1.300        0.950        1.370       (0.940)
                                                                      _______       _______      _______      _______      _______
Less dividends and distributions from:

Net investment income                                                  (0.028)            -            -            -            -
Net realized gain on investments                                       (0.057)            -            -            -            -
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.085)            -            -            -            -
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                        $10.480       $ 9.960      $ 8.660      $ 7.710      $ 6.340
                                                                      _______       _______      _______      _______      _______


Total return (2)                                                        6.10%        15.01%       12.32%       21.61%      (12.91%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                               $ 7,864       $ 6,667      $ 4,052      $ 2,694      $ 1,721
Ratio of expenses to average net assets                                 1.55%         1.58%        1.55%        1.55%        1.55%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.83%         1.81%        2.37%        2.86%        2.86%
Ratio of net investment income (loss) to average net assets             0.31%        (0.30%)      (0.37%)      (0.62%)      (0.37%)
Ratio of net investment income (loss) to average net assets
     prior to expense limitation and expenses paid indirectly           0.03%        (0.53%)      (1.19%)      (1.93%)      (1.68%)
Portfolio turnover                                                         9%           15%          12%           5%          40%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.


See accompanying notes



                                                              (continues)     23

Financial highlights


Delaware Aggressive Allocation Portfolio Class C


Selected data for each share of the Portfolio outstanding throughout each period were as follows:


                                                                                               Year Ended
                                                                     ______________________________________________________________

                                                                      9/30/06       9/30/05      9/30/04      9/30/03      9/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $ 9.970       $ 8.660       $7.710       $6.350       $7.290

Income (loss) from investment operations:

Net investment income (loss) (1)                                        0.032        (0.027)      (0.032)      (0.045)      (0.028)
Net realized and unrealized gain (loss) on investments                  0.573         1.337        0.982        1.405       (0.912)
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        0.605         1.310        0.950        1.360       (0.940)
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.028)            -            -            -            -
Net realized gain on investments                                       (0.057)            -            -            -            -
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.085)            -            -            -            -
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                        $10.490        $9.970       $8.660       $7.710       $6.350
                                                                      _______       _______      _______      _______      _______


Total return (2)                                                        6.10%        15.12%       12.32%       21.42%      (12.89%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                $5,780        $4,147       $3,169       $2,525         $965
Ratio of expenses to average net assets                                 1.55%         1.58%        1.55%        1.55%        1.55%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.83%         1.81%        2.37%        2.86%        2.86%
Ratio of net investment income (loss) to average net assets             0.31%        (0.30%)      (0.37%)      (0.62%)      (0.37%)
Ratio of net investment income (loss) to average net assets
     prior to expense limitation and expenses paid indirectly           0.03%        (0.53%)      (1.19%)      (1.93%)      (1.68%)
Portfolio turnover                                                         9%           15%          12%           5%          40%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


Delaware Aggressive Allocation Portfolio Class R


Selected data for each share of the Portfolio outstanding throughout each period were as follows:


                                                                                         Year Ended
                                                                      _______________________________________________    6/2/03 (1)
                                                                                                                            to
                                                                             9/30/06       9/30/05      9/30/04          9/30/03
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                         $10.050       $8.710       $7.750           $7.460

Income (loss) from investment operations:

Net investment income (loss) (2)                                               0.083        0.012        0.002           (0.021)
Net realized and unrealized gain on investments                                0.576        1.346        0.990            0.311
                                                                             _______       ______       ______           ______

Total from investment operations                                               0.659        1.358        0.992            0.290
                                                                             _______       ______       ______           ______

Less dividends and distributions from:

Net investment income                                                         (0.072)      (0.018)      (0.032)               -
Net realized gain on investments                                              (0.057)           -            -                -
                                                                             _______       ______       ______           ______

Total dividends and distributions                                             (0.129)      (0.018)      (0.032)               -
                                                                             _______       ______       ______           ______


Net asset value, end of period                                               $10.580      $10.050       $8.710           $7.750
                                                                             _______       ______       ______           ______


Total return (3)                                                               6.61%       15.60%       12.81%            3.89%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                       $1,220       $1,693         $933               $4
Ratio of expenses to average net assets                                        1.05%        1.16%        1.15%            1.15%
Ratio of expenses to average net assets
     prior to expense limitation and expense paid indirectly                   1.43%        1.41%        1.97%            2.88%
Ratio of net investment income (loss) to average net assets                    0.81%        0.12%        0.03%           (0.86%)
Ratio of net investment income (loss) to average net assets
     prior to expense limitation and expense paid indirectly                   0.43%       (0.13%)      (0.79%)          (2.59%)
Portfolio turnover                                                                9%          15%          12%               5%
___________________________________________________________________________________________________________________________________

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized. The portfolio turnover is representative of the entire Portfolio for the year ended September 30, 2003.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes



                                                              (continues)     25

Financial highlights


Delaware Aggressive Allocation Portfolio Institutional Class


Selected data for each share of the Portfolio outstanding throughout each period were as follows:


                                                                                               Year Ended
                                                                     ______________________________________________________________

                                                                      9/30/06       9/30/05      9/30/04      9/30/03      9/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $10.100        $8.760       $7.760       $6.390       $7.320

Income (loss) from investment operations:

Net investment income (1)                                               0.134         0.067        0.053        0.027        0.048
Net realized and unrealized gain (loss) on investments                  0.578         1.344        0.999        1.413       (0.918)
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        0.712         1.411        1.052        1.440       (0.870)
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.125)       (0.071)      (0.052)      (0.070)      (0.060)
Net realized gain on investments                                       (0.057)            -            -            -            -
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.182)       (0.071)      (0.052)      (0.070)      (0.060)
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                        $10.630       $10.100       $8.760       $7.760       $6.390
                                                                      _______       _______      _______      _______      _______


Total return (2)                                                        7.12%        16.16%       13.58%       22.69%      (12.05%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                   $99          $550         $635         $557         $383
Ratio of expenses to average net assets                                 0.55%         0.58%        0.55%        0.55%        0.55%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           0.83%         0.81%        1.37%        1.86%        1.86%
Ratio of net investment income to average net assets                    1.31%         0.70%        0.63%        0.38%        0.63%
Ratio of net investment income (loss) to average net assets
     prior to expense limitation and expenses paid indirectly           1.03%         0.47%       (0.19%)      (0.93%)      (0.68%)
Portfolio turnover                                                         9%           15%          12%           5%          40%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.
    Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


Delaware Moderate Allocation Portfolio Class A


Selected data for each share of the Portfolio outstanding throughout each period were as follows:


                                                                                               Year Ended
                                                                     ______________________________________________________________

                                                                      9/30/06       9/30/05      9/30/04      9/30/03      9/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $ 9.780        $8.830       $8.100       $6.900       $7.580

Income (loss) from investment operations:

Net investment income (1)                                               0.164         0.110        0.094        0.088        0.119
Net realized and unrealized gain (loss) on investments                  0.443         0.963        0.733        1.249       (0.645)
                                                                      _______       _______      _______      _______      _______


Total from investment operations                                        0.607         1.073        0.827        1.337       (0.526)
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.117)       (0.123)      (0.097)      (0.137)      (0.147)
Net realized gain on investments                                            -             -            -            -       (0.007)
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.117)       (0.123)      (0.097)      (0.137)      (0.154)
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                        $10.270        $9.780       $8.830       $8.100       $6.900
                                                                      _______       _______      _______      _______      _______


Total return (2)                                                        6.25%        12.22%       10.24%       19.63%       (7.23%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                               $34,361       $28,660      $26,321       $29,746     $20,902
Ratio of expenses to average net assets                                 0.80%         0.83%        0.80%        0.80%        0.80%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.14%         1.09%        1.62%        2.03%        1.79%
Ratio of net investment income to average net assets                    1.65%         1.17%        1.08%        1.17%        1.53%
Ratio of net investment income (loss) to average net assets
     prior to expense limitation and expenses paid indirectly           1.31%         0.91%        0.26%       (0.06%)       0.54%
Portfolio turnover                                                         6%            7%          13%           9%          43%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                                                              (continues)     27

Financial highlights


Delaware Moderate Allocation Portfolio Class B


Selected data for each share of the Portfolio outstanding throughout each period were as follows:


                                                                                               Year Ended
                                                                     ______________________________________________________________

                                                                      9/30/06       9/30/05      9/30/04      9/30/03      9/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $ 9.740       $ 8.800       $8.080       $6.880       $7.550

Income (loss) from investment operations:

Net investment income (1)                                               0.089         0.040        0.029        0.032        0.061
Net realized and unrealized gain (loss) on investments                  0.447         0.956        0.729        1.248       (0.638)
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        0.536         0.996        0.758        1.280       (0.577)
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.046)       (0.056)      (0.038)      (0.080)      (0.086)
Net realized gain on investments                                            -             -            -            -       (0.007)
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.046)       (0.056)      (0.038)      (0.080)      (0.093)
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                        $10.230        $9.740       $8.800       $8.080       $6.880
                                                                      _______       _______      _______      _______      _______


Total return (2)                                                        5.52%        11.34%        9.39%       18.75%       (7.82%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                $4,582        $3,141       $2,448       $1,682       $1,230
Ratio of expenses to average net assets                                 1.55%         1.58%        1.55%        1.55%        1.55%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.84%         1.79%        2.32%        2.74%        2.54%
Ratio of net investment income to average net assets                    0.90%         0.42%        0.33%        0.42%        0.78%
Ratio of net investment income (loss) to average net assets
     prior to expense limitation and expenses paid indirectly           0.61%         0.21%       (0.44%)      (0.77%)      (0.21%)
Portfolio turnover                                                         6%            7%          13%           9%          43%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


Delaware Moderate Allocation Portfolio Class C


Selected data for each share of the Portfolio outstanding throughout each period were as follows:


                                                                                               Year Ended
                                                                     ______________________________________________________________

                                                                      9/30/06       9/30/05      9/30/04      9/30/03      9/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $ 9.770        $8.820       $8.090       $6.890       $7.560

Income (loss) from investment operations:

Net investment income (1)                                               0.089         0.040        0.029        0.031        0.061
Net realized and unrealized gain (loss) on investments                  0.437         0.966        0.739        1.249       (0.638)
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        0.526         1.006        0.768        1.280       (0.577)
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.046)       (0.056)      (0.038)      (0.080)      (0.086)
Net realized gain on investments                                            -             -            -            -       (0.007)
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.046)       (0.056)      (0.038)      (0.080)      (0.093)
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                        $10.250        $9.770       $8.820       $8.090       $6.890
                                                                      _______       _______      _______      _______      _______


Total return (2)                                                        5.40%        11.43%        9.50%       18.72%       (7.8%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                $4,130        $2,694       $1,962       $1,718        $812
Ratio of expenses to average net assets                                 1.55%         1.58%        1.55%        1.55%       1.55%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.84%         1.79%        2.32%        2.74%       2.54%
Ratio of net investment income to average net assets                    0.90%         0.42%        0.33%        0.42%       0.78%
Ratio of net investment income (loss) to average net assets
     prior to expense limitation and expenses paid indirectly           0.61%         0.21%       (0.44%)      (0.77%)     (0.21%)
Portfolio turnover                                                         6%            7%          13%           9%         43%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


                                                              (continues)     29

Financial highlights


Delaware Moderate Allocation Portfolio Class R


Selected data for each share of the Portfolio outstanding throughout each period were as follows:


                                                                                         Year Ended
                                                                      _______________________________________________    6/2/03 (1)
                                                                                                                            to
                                                                             9/30/06       9/30/05      9/30/04          9/30/03
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                         $ 9.750       $8.800       $8.100           $7.860

Income from investment operations:

Net investment income (2)                                                      0.139        0.079        0.064            0.005
Net realized and unrealized gain on investments                                0.439        0.963        0.733            0.235
                                                                             _______       ______       ______           ______

Total from investment operations                                               0.578        1.042        0.797            0.240
                                                                             _______       ______       ______           ______

Less dividends and distributions from:

Net investment income                                                         (0.088)      (0.092)      (0.097)               -
                                                                             _______       ______       ______           ______

Total dividends and distributions                                             (0.088)      (0.092)      (0.097)               -
                                                                             _______       ______       ______           ______


Net asset value, end of period                                               $10.240       $9.750       $8.800           $8.100
                                                                             _______       ______       ______           ______


Total return (3)                                                               5.96%       11.89%        9.87%            3.05%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                       $1,022       $1,110         $960               $6
Ratio of expenses to average net assets                                        1.05%        1.16%        1.15%            1.15%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly                  1.44%        1.39%        1.92%            2.23%
Ratio of net investment income to average net assets                           1.40%        0.84%        0.73%            0.14%
Ratio of net investment income (loss) to average net assets
     prior to expense limitation and expenses paid indirectly                  1.01%        0.61%       (0.04%)          (0.94%)
Portfolio turnover                                                                6%           7%          13%               9%
___________________________________________________________________________________________________________________________________

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized. The portfolio turnover is representative of the entire Portfolio for the year ended September 30, 2003.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


Delaware Moderate Allocation Portfolio Institutional Class


Selected data for each share of the Portfolio outstanding throughout each period were as follows:


                                                                                               Year Ended
                                                                     ______________________________________________________________

                                                                      9/30/06       9/30/05      9/30/04      9/30/03      9/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                  $ 9.800        $8.850       $8.110       $6.910       $7.590

Income (loss) from investment operations:

Net investment income (1)                                               0.188         0.133        0.116        0.106        0.138
Net realized and unrealized gain (loss) on investments                  0.453         0.962        0.741        1.250       (0.643)
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        0.641         1.095        0.857        1.356       (0.505)
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.141)       (0.145)      (0.117)      (0.156)      (0.168)
Net realized gain on investments                                            -             -            -            -       (0.007)
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.141)       (0.145)      (0.117)      (0.156)      (0.175)
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                        $10.300        $9.800       $8.850       $8.110       $6.910
                                                                      _______       _______      _______      _______      _______


Total return (2)                                                        6.60%        12.46%       10.61%       19.92%       (6.98%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                  $401          $643         $774         $831         $623
Ratio of expenses to average net assets                                 0.55%         0.58%        0.55%        0.55%        0.55%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           0.84%         0.79%        1.32%        1.74%        1.54%
Ratio of net investment income to average net assets                    1.90%         1.42%        1.33%        1.42%        1.78%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly           1.61%         1.21%        0.56%        0.23%        0.79%
Portfolio turnover                                                         6%            7%          13%           9%          43%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.
    Performance would have been lower had the expense limitation not been in effect.

See accompanying notes



                                                              (continues)     31

Financial highlights


Delaware Conservative Allocation Portfolio Class A


Selected data for each share of the Portfolio outstanding throughout each period were as follows:


                                                                                               Year Ended
                                                                     ______________________________________________________________

                                                                      9/30/06       9/30/05      9/30/04      9/30/03      9/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                   $9.000        $8.450       $7.930       $7.040       $7.560

Income (loss) from investment operations:

Net investment income (1)                                               0.242         0.205        0.155        0.172        0.214
Net realized and unrealized gain (loss) on investments                  0.241         0.522        0.459        0.867       (0.487)
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        0.483         0.727        0.614        1.039       (0.273)
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.213)       (0.177)      (0.094)      (0.149)      (0.247)
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.213)       (0.177)      (0.094)      (0.149)      (0.247)
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                         $9.270        $9.000       $8.450       $7.930       $7.040
                                                                      _______       _______      _______      _______      _______


Total return (2)                                                        5.46%         8.68%        7.77%       14.92%       (3.83%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                               $33,571       $29,930      $27,270      $24,238      $18,988
Ratio of expenses to average net assets                                 0.80%         0.82%        0.80%        0.80%        0.75%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.22%         1.20%        1.62%        1.97%        1.78%
Ratio of net investment income to average net assets                    2.70%         2.35%        1.86%        2.30%        2.78%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly           2.28%         1.97%        1.04%        1.13%        1.75%
Portfolio turnover                                                         9%            8%          25%           1%          21%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


Delaware Conservative Allocation Portfolio Class B


Selected data for each share of the Portfolio outstanding throughout each period were as follows:


                                                                                               Year Ended
                                                                     ______________________________________________________________

                                                                      9/30/06       9/30/05      9/30/04      9/30/03      9/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                   $9.000        $8.450       $7.960       $7.080       $7.610

Income (loss) from investment operations:

Net investment income (1)                                               0.174         0.139        0.092        0.115        0.156
Net realized and unrealized gain (loss) on investments                  0.243         0.524        0.461        0.874       (0.495)
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        0.417         0.663        0.553        0.989       (0.339)
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.147)       (0.113)      (0.063)      (0.109)      (0.191)
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.147)       (0.113)      (0.063)      (0.109)      (0.191)
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                         $9.270        $9.000       $8.450       $7.960       $7.080
                                                                      _______       _______      _______      _______      _______


Total return (2)                                                        4.69%         7.89%        6.96%       14.09%       (4.64%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                  $852          $758         $711         $698         $482
Ratio of expenses to average net assets                                 1.55%         1.57%        1.55%        1.55%        1.50%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.92%         1.90%        2.32%        2.68%        2.53%
Ratio of net investment income to average net assets                    1.95%         1.60%        1.11%        1.55%        2.03%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly           1.58%         1.27%        0.34%        0.42%        1.00%
Portfolio turnover                                                         9%            8%          25%           1%          21%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes



                                                              (continues)     33

Financial highlights


Delaware Conservative Allocation Portfolio Class C


Selected data for each share of the Portfolio outstanding throughout each period were as follows:


                                                                                               Year Ended
                                                                     ______________________________________________________________

                                                                      9/30/06       9/30/05      9/30/04      9/30/03      9/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                   $8.960        $8.420       $7.930       $7.050       $7.580

Income (loss) from investment operations:

Net investment income (1)                                               0.175         0.139        0.093        0.116        0.156
Net realized and unrealized gain (loss) on investments                  0.242         0.514        0.460        0.873       (0.495)
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        0.417         0.653        0.553        0.989       (0.339)
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.147)       (0.113)      (0.063)      (0.109)      (0.191)
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.147)       (0.113)      (0.063)      (0.109)      (0.191)
                                                                      _______       _______      _______      _______      _______

                                                                       $9.230        $8.960       $8.420       $7.930       $7.050
                                                                      _______       _______      _______      _______      _______

Net asset value, end of period
                                                                        4.71%         7.80%        6.99%       14.15%       (4.66%)

Total return (2)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                $1,643          $579         $641         $340         $147
Ratio of expenses to average net assets                                 1.55%         1.57%        1.55%        1.55%        1.50%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           1.92%         1.90%        2.32%        2.68%        2.53%
Ratio of net investment income to average net assets                    1.95%         1.60%        1.11%        1.55%        2.03%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly           1.58%         1.27%        0.34%        0.42%        1.00%
Portfolio turnover                                                         9%            8%          25%           1%          21%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


Delaware Conservative Allocation Portfolio Class R


Selected data for each share of the Portfolio outstanding throughout each period were as follows:


                                                                                         Year Ended
                                                                      _______________________________________________    6/2/03 (1)
                                                                                                                            to
                                                                             9/30/06       9/30/05      9/30/04          9/30/03
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                          $8.980       $8.420       $7.930           $7.800

Income from investment operations:

Net investment income (2)                                                      0.220        0.176        0.126            0.034
Net realized and unrealized gain on investments                                0.236        0.531        0.449            0.131
                                                                              ______       ______       ______           ______

Total from investment operations                                               0.456        0.707        0.575            0.165
                                                                              ______       ______       ______           ______

Less dividends and distributions from:

Net investment income                                                         (0.186)      (0.147)      (0.085)          (0.035)
                                                                              ______       ______       ______           ______

Total dividends and distributions                                             (0.186)      (0.147)      (0.085)          (0.035)
                                                                              ______       ______       ______           ______


Net asset value, end of period                                                $9.250       $8.980       $8.420           $7.930
                                                                              ______       ______       ______           ______

Total return (3)                                                               5.16%        8.46%        7.27%            2.12%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                         $661         $200         $185               $8
Ratio of expenses to average net assets                                        1.05%        1.15%        1.15%            1.15%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly                  1.52%        1.50%        1.92%            2.28%
Ratio of net investment income to average net assets                           2.45%        2.02%        1.51%            1.30%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly                  1.98%        1.67%        0.74%            0.17%
Portfolio turnover                                                                9%           8%          25%               1%
___________________________________________________________________________________________________________________________________

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized. The portfolio turnover is representative of the entire Portfolio for the year ended September 30, 2003.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes



                                                              (continues)     35

Financial highlights


Delaware Conservative Allocation Portfolio Institutional Class


Selected data for each share of the Portfolio outstanding throughout each period were as follows:


                                                                                               Year Ended
                                                                     ______________________________________________________________

                                                                      9/30/06       9/30/05      9/30/04      9/30/03      9/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                   $9.020        $8.470       $7.930       $7.040       $7.560

Income (loss) from investment operations:

Net investment income (1)                                               0.264         0.226        0.176        0.191        0.233
Net realized and unrealized gain (loss) on investments                  0.241         0.522        0.468        0.861       (0.486)
                                                                      _______       _______      _______      _______      _______

Total from investment operations                                        0.505         0.748        0.644        1.052       (0.253)
                                                                      _______       _______      _______      _______      _______

Less dividends and distributions from:

Net investment income                                                  (0.235)       (0.198)      (0.104)      (0.162)      (0.267)
                                                                      _______       _______      _______      _______      _______

Total dividends and distributions                                      (0.235)       (0.198)      (0.104)      (0.162)      (0.267)
                                                                      _______       _______      _______      _______      _______


Net asset value, end of period                                         $9.290        $9.020       $8.470       $7.930       $7.040
                                                                      _______       _______      _______      _______      _______


Total return (2)                                                        5.71%         8.92%        8.16%       15.12%       (3.58%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                   $80          $254         $387         $300         $262
Ratio of expenses to average net assets                                 0.55%         0.57%        0.55%        0.55%        0.50%
Ratio of expenses to average net assets
     prior to expense limitation and expenses paid indirectly           0.92%         0.90%        1.32%        1.68%        1.53%
Ratio of net investment income to average net assets                    2.95%         2.60%        2.11%        2.55%        3.03%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly           2.58%         2.27%        1.34%        1.42%        2.00%
Portfolio turnover                                                         9%            8%          25%           1%          21%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager.
    Performance would have been lower had the expense limitation not been in effect.

See accompanying notes


Notes to financial statements


Delaware Foundation Funds

September 30, 2006


Delaware Group Foundation Funds (the "Trust") is organized as a Delaware statutory trust and offers three portfolios: Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio and Delaware Conservative Allocation Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). The Trust is an open-end investment company. The Portfolios are considered non-diversified under the Investment Company Act of 1940, as amended. The Portfolios offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge of up to 1% if redeemed during the first two years, provided that a financial advisor was paid commission on the purchase of those shares. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale only to certain eligible investors. The Portfolios will invest in other open-end investment companies (mutual funds) that are members of the Delaware Investments(R) Family of Funds (collectively, the "Underlying Funds"). The Underlying Funds include funds that invest in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of Delaware Aggressive Allocation Portfolio is to seek to provide long-term capital growth.

The investment objective of Delaware Moderate Allocation Portfolio is to seek capital appreciation with current income as a secondary objective.

The investment objective of Delaware Conservative Allocation Portfolio is to seek a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Portfolios.

Security Valuation - The market value of the Portfolios' investments in the Underlying Funds is based on the published net asset value of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange
(NYSE) on days when the Exchange is open. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, Fair Value Measurements, (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes - Each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Portfolios' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Portfolios' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Portfolios' financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Portfolios may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolios are charged directly to the Portfolios. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Each Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.


                                                              (continues)     37

Notes to financial statements


Delaware Foundation Funds


1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Portfolios may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Portfolios in cash. There were no commission rebates during the year ended September 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Portfolios on the transaction.

The Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Portfolio pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual management fee which is calculated at the rate of 0.25% (currently waived to 0.10%) of each of the Portfolio's average daily net assets.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Portfolio to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.55% of average daily net assets through January 31, 2007.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Portfolio pays DSC a monthly fee computed at the annual rate of 0.04% of such Portfolio's average daily net assets for accounting and administration services. Each Portfolio pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Portfolios pay Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contractually agreed to waive distribution and service fees through January 31, 2007 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets and Class R shares from exceeding 0.50% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

In addition to the management fee and other expenses reflected on the Statements of Operations, the Portfolios indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Portfolios may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. DMC serves as investment manager for each of the Underlying Funds.

At September 30, 2006, the Portfolios had receivables due from or liabilities payable to affiliates as follows:

                                                              Delaware Aggressive       Delaware Moderate      Delaware Conservative
                                                              Allocation Portfolio     Allocation Portfolio     Allocation Portfolio
                                                              ____________________     ____________________    _____________________

Receivable from DMC under expense limitation agreement             $  9,564                  $ 11,982                $16,821
Dividend disbursing, transfer agent, accounting and
     administration fees and other expenses payable to DSC          (11,267)                   (9,770)                (8,484)
Distribution fee payable to DDLP                                    (19,142)                  (14,398)                (9,171)
Other expenses payable to DMC and affiliates*                        (2,225)                   (1,844)                (1,903)

*DMC, as part of its administrative services, pays operating expenses on behalf of each Portfolio and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Portfolio bears the cost of certain legal and tax services, including internal legal and tax services provided to the Portfolios by DMC and/or its affiliates employees. For the year ended September 30, 2006, each Portfolio was charged for internal legal and tax services provided by DMC as follows:

                                                              Delaware Aggressive       Delaware Moderate      Delaware Conservative
                                                              Allocation Portfolio     Allocation Portfolio     Allocation Portfolio
                                                              ____________________     ____________________    _____________________

                                                                     $2,719                    $2,233                 $1,918

For the year ended September 30, 2006, DDLP earned commissions on sales of Class A shares for each Portfolio as follows:

                                                              Delaware Aggressive       Delaware Moderate      Delaware Conservative
                                                              Allocation Portfolio     Allocation Portfolio     Allocation Portfolio
                                                              ____________________     ____________________    _____________________

                                                                    $26,385                   $18,922                $9,342

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the year ended September 30, 2006, DDLP received gross contingent deferred sales charge commissions on redemption of each Portfolio's Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

                                                              Delaware Aggressive       Delaware Moderate      Delaware Conservative
                                                              Allocation Portfolio     Allocation Portfolio     Allocation Portfolio
                                                              ____________________     ____________________    _____________________

Class A                                                              $   16                    $    -                 $    5
Class B                                                               5,969                     3,820                  1,901
Class C                                                                 932                     1,025                    276

Trustees' Fees and Benefits include expenses accrued by the Portfolios for each Trustee's retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service are eligible to participate in a retirement plan that provides for the payment of benefits upon retirement. The amount of the retirement benefit is based on factors set forth in the plan including the number of years of service. On November 16, 2006, the Board of Trustees of the Portfolios unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits will be made in 2007 to those independent trustees and retired independent trustees so entitled. The retirement benefit payouts for the Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio and Delaware Conservative Allocation Portfolio are $6,466, $5,519 and $4,600 respectively.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Portfolios.

3. Investments

For the year ended September 30, 2006, the Portfolios made purchases and sales of investment securities other than short-term investments as follows:

                                                              Delaware Aggressive       Delaware Moderate      Delaware Conservative
                                                              Allocation Portfolio     Allocation Portfolio     Allocation Portfolio
                                                              ____________________     ____________________    _____________________

Purchases                                                         $14,476,207                $9,369,542             $7,234,329
Sales                                                               4,052,324                 2,066,369              3,060,524

At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Portfolio were as follows:

                                                              Delaware Aggressive       Delaware Moderate      Delaware Conservative
                                                              Allocation Portfolio     Allocation Portfolio     Allocation Portfolio
                                                              ____________________     ____________________    _____________________

Cost of investments                                               $45,006,421               $39,091,731            $34,074,226
                                                                  ___________               ___________            ___________

Aggregate unrealized appreciation                                 $ 6,906,890               $ 5,593,147            $ 2,914,074
Aggregate unrealized depreciation                                     (98,037)                 (120,504)              (163,799)
                                                                  ___________               ___________            ___________

Net unrealized appreciation                                       $ 6,808,853               $ 5,472,643            $ 2,750,275
                                                                  ___________               ___________            ___________

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended September 30, 2006 and 2005 was as follows:

                                                           Delaware Aggressive        Delaware Moderate        Delaware Conservative
                                                           Allocation Portfolio      Allocation Portfolio       Allocation Portfolio
                                                           _____________________     _____________________     _____________________

                                                                Year Ended               Year Ended                  Year Ended

                                                           9/30/06      9/30/05      9/30/06      9/30/05      9/30/06     9/30/05

Ordinary income                                            $360,715     $143,811     $385,385     $415,202     $745,608    $601,650
Long-term capital gain                                      252,393            -            -            -            -           -
                                                           ________     ________     ________     ________     ________    ________

Total                                                      $613,108     $143,811     $385,385     $415,202     $745,608    $601,650
                                                           ________     ________     ________     ________     ________    ________


                                                              (continues)     39

Notes to financial statements


Delaware Foundation Funds


4. Dividend and Distribution Information (continued)

As of September 30, 2006, the components of net assets on a tax basis were as follows:

                                                              Delaware Aggressive       Delaware Moderate      Delaware Conservative
                                                              Allocation Portfolio     Allocation Portfolio     Allocation Portfolio
                                                              ____________________     ____________________    _____________________

Shares of beneficial interest                                   $42,105,838               $38,611,557            $33,810,589
Undistributed ordinary income                                       534,249                   288,508                577,070
Undistributed long-term capital gain                              2,212,733                   123,423                      -
Capital loss carryforwards                                                -                         -               (330,460)
Unrealized appreciation of investments                            6,808,853                 5,472,643              2,750,275
                                                                ___________               ___________            ___________

Net assets                                                      $51,661,673               $44,496,131            $36,807,474
                                                                ___________               ___________            ___________

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at September 30, 2006 will expire as follows:

                                Delaware Conservative
Year of Expiration               Allocation Portfolio
__________________              ______________________

2012                                  $330,460

For the year ended September 30, 2006, the Portfolios utilized capital loss carryforwards as follows:

                   Delaware Moderate          Delaware Conservative
                 Allocation Portfolio          Allocation Portfolio
                 ____________________         _____________________

                      $1,234,331                     $709,062

5. Capital Shares

                                                           Delaware Aggressive        Delaware Moderate        Delaware Conservative
                                                           Allocation Portfolio      Allocation Portfolio       Allocation Portfolio
                                                           _____________________     _____________________     _____________________

                                                                Year Ended               Year Ended                  Year Ended

                                                           9/30/06      9/30/05      9/30/06      9/30/05      9/30/06      9/30/05
Shares sold:
     Class A                                              1,561,758      798,860      858,487      789,757      702,129     570,611
     Class B                                                245,355      290,672      224,505      111,367       50,074      24,769
     Class C                                                245,343      130,514      228,251      113,028      151,522      20,223
     Class R                                                 74,642       77,877       45,178       37,158       61,249       4,758
     Institutional Class                                      1,247       17,895       10,401       11,023        1,392       8,575

Shares issued upon reinvestment of
     dividends and distributions:
     Class A                                                 48,705       14,352       34,549       38,869       79,515      65,490
     Class B                                                  5,587            -        1,517        1,621        1,431       1,096
     Class C                                                  3,856            -        1,338        1,393        1,214         981
     Class R                                                    726          216          613        1,059          481         364
     Institutional Class                                        162          559          426        1,405          204       1,101
                                                          _________    _________    _________    _________    _________    ________

                                                          2,187,381    1,330,945    1,405,265    1,106,680    1,049,211     697,968
                                                          _________    _________    _________    _________    _________    ________
Shares repurchased:
     Class A                                               (961,595)    (805,530)    (478,061)    (878,688)    (486,056)   (538,104)
     Class B                                               (169,759)     (89,483)    (100,375)     (68,667)     (43,763)    (25,788)
     Class C                                               (114,100)     (80,228)    (102,564)     (61,021)     (39,403)    (32,746)
     Class R                                               (128,578)     (16,721)     (59,813)     (33,447)     (12,602)     (4,821)
     Institutional Class                                    (46,473)     (36,501)     (37,442)     (34,320)     (21,132)    (27,236)
                                                          _________    _________    _________    _________    _________    ________

                                                         (1,420,505)  (1,028,463)    (778,255)  (1,076,143)    (602,956)   (628,695)
                                                          _________    _________    _________    _________    _________    ________

Net increase                                                766,876      302,482      627,010       30,537      446,255      69,273
                                                          _________    _________    _________    _________    _________    ________

For the years ended September 30, 2006 and 2005, the following Class B shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the Statements of Changes in Net Assets.

                                                                        Year Ended                           Year Ended
                                                                          9/30/06                              9/30/05
                                                            ___________________________________    _________________________________

                                                            Class B      Class A                   Class B      Class A
                                                            Shares       Shares       Value        Shares       Shares       Value
                                                            _______      _______     ________      _______      _______     ________

Delaware Aggressive Allocation Portfolio                     68,467       67,755     $692,990       16,887       16,722     $161,057
Delaware Moderate Allocation Portfolio                       32,560       32,459      325,276        2,491        2,487       23,553
Delaware Conservative Allocation Portfolio                    6,161        6,179       54,757          356          358        3,145

6. Line of Credit

The Portfolios, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participate in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Portfolios had no amounts outstanding as of September 30, 2006, or at any time during the year then ended.

7. Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio's existing contracts and expects the risk of loss to be remote.

8. Tax Information (Unaudited)

The information set forth below is for each Portfolio's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper tax treatment of this information.

For the fiscal year ended September 30, 2006, each Portfolio designates distributions paid during the year as follows:

                                                     (A)                  (B)
                                              Long-Term Capital     Ordinary Income           Total              (C)
                                             Gains Distributions     Distributions*       Distributions       Qualifying
                                                 (Tax Basis)          (Tax Basis)          (Tax Basis)        Dividends(1)
                                             ___________________    _______________       _____________       ____________

Delaware Aggressive Allocation Portfolio             41%                   59%                 100%               20%
Delaware Moderate Allocation Portfolio                -                   100%                 100%               28%
Delaware Conservative Allocation Portfolio            -                   100%                 100%               12%

(A) and (B) are based on a percentage of each Portfolio's total distributions.

(C) is based on a percentage of ordinary income distributions of each Portfolio.

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

 * For the fiscal year ended September 30, 2006, certain dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Portfolios intend to designate the following amounts to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2006 Form 1099-DIV.

                                                        Maximum amount to be
                                                  taxed at a maximum rate of 15%
                                                  ______________________________

Delaware Aggressive Allocation Portfolio                     $180,285
Delaware Moderate Allocation Portfolio                        145,770
Delaware Conservative Allocation Portfolio                     98,037

Report of independent
registered public accounting firm


To the Shareholders and Board of Trustees
Delaware Group Foundation Funds

We have audited the accompanying statements of net assets and statements of assets and liabilities of Delaware Group Foundation Funds (comprising respectively, the Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio and Delaware Conservative Allocation Portfolio) (the "Portfolios") as of September 30, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our audit procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Portfolios constituting the Delaware Group Foundation Funds at September 30, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



                                                           /s/ Ernst & Young LLP



Philadelphia, Pennsylvania
November 10, 2006

Other Fund information


Delaware Foundation Funds


Board Consideration of Delaware Foundation Funds Investment Advisory Agreement


At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for the Delaware Aggressive Allocation Portfolio, Delaware Moderate Allocation Portfolio and Delaware Conservative Allocation Portfolio (each a "Fund" and collectively the "Funds"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared each Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and
Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

Nature, Extent And Quality of Service. Consideration was given to the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Funds' investment advisor and management's efforts to strengthen and deepen portfolio management teams during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of shares of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Funds. The Board was pleased with DMC's investment performance. The Board placed significant emphasis on the investment performance of the Funds in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest performance is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Funds was shown for the past one, three and five year periods ended January 31, 2006. The Board noted its objective that each Fund's performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for each Fund and the Board's view of such performance.

Delaware Aggressive Allocation Portfolio - The Performance Universe for the
Fund consisted of the Fund and all retail and institutional flexible portfolio funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one and five year periods was in the second quartile of such Performance Universe. The report further showed that the Fund's total return for the three year period was in the first quartile. The Board was satisfied with such performance.


                                                              (continues)     43

Other Fund information


Delaware Foundation Funds


Board Consideration of Delaware Foundation Funds Investment Advisory Agreement (continued)

Delaware Moderate Allocation Portfolio - The Performance Universe for the Fund consisted of the Fund and all retail and institutional balanced funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one year period was in the second quartile of such Performance Universe. The report further showed that the Fund's total return for the three and five year periods was in the first quartile. The Board was satisfied with such performance.

Delaware Conservative Allocation Portfolio - The Performance Universe for the Fund consisted of the Fund and all retail and institutional income funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one and three year periods was in the second quartile of such Performance Universe. The report further showed that the Fund's total return for the five year period was in the third quartile. The Board was satisfied with such performance.

Comparative Expenses. The Board considered expense data for the Delaware Investments(R) Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Funds. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of each Fund and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, each Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. Each Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit each Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for each Fund and the Board's view of such expenses.

Delaware Aggressive Allocation Portfolio - The expense comparisons for the Fund showed that its actual management fee and total expenses wee the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund's total expenses were not in line with the Board's objective. In evaluating the total expenses, the Board considered waivers in place through January 2007 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

Delaware Moderate Allocation Portfolio - The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund's management fee, but noted that the Fund's total expenses were not in line with the Board's objective. In evaluating the total expenses, the Board considered waivers in place through January 2007 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

Delaware Conservative Allocation Portfolio - The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund's management fee, but noted that the Fund's total expenses were not in line with the Board's objective. In evaluating the total expenses, the Board considered waivers in place through January 2007 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management's efforts to improve the Fund's total expense ratio and bring it in line with the Board's objective.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Funds and the Delaware Investments Family of Funds required negotiation of reduction of fees.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Funds' assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the benchmarking analysis conducted at the Funds' inception. Management believed, and the Board agreed, that the Funds were priced with relatively low management fees to reflect potential economies of scale up front.

Board of trustees/directors
and officers addendum


Delaware Investments(R) Family of Funds


A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.



                                                                                                   Number of
                                                                                               Portfolios in Fund       Other
     Name,                                                                                      Complex Overseen    Directorships
    Address,             Position(s)           Length of             Principal Occupation(s)       by Trustee          Held by
 and Birth Date       Held with Fund(s)       Time Served              During Past 5 Years         or Officer     Trustee or Officer
____________________________________________________________________________________________________________________________________

Interested Trustees
____________________________________________________________________________________________________________________________________

 Patrick P. Coyne (1)     Chairman,      Chairman and Trustee      Patrick P. Coyne has served in      83                None
2005 Market Street        President,     since August 16, 2006      various executive capacities
 Philadelphia, PA      Chief Executive                                  at different times at
      19103             Officer, and          President and           Delaware Investments.(2)
                           Trustee       Chief Executive Officer
  April 14, 1963                          since August 1, 2006
____________________________________________________________________________________________________________________________________

Independent Trustees
____________________________________________________________________________________________________________________________________

Thomas L. Bennett          Trustee               Since                Private Investor -               83                None
2005 Market Street                             March 2005            (March 2004-Present)
 Philadelphia, PA
      19103                                                          Investment Manager -
                                                                     Morgan Stanley & Co.
 October 4, 1947                                                  (January 1984-March 2004)
____________________________________________________________________________________________________________________________________

   John A. Fry             Trustee               Since                    President -                  83              Director -
2005 Market Street                            January 2001        Franklin & Marshall College                      Community Health
 Philadelphia, PA                                                    (June 2002-Present)                                Systems
      19103
                                                                   Executive Vice President -                          Director -
   May 28, 1960                                                   University of Pennsylvania                         Allied Barton
                                                                    (April 1995-June 2002)                         Security Holdings
____________________________________________________________________________________________________________________________________

 Anthony D. Knerr          Trustee               Since           Founder and Managing Director -       83                None
2005 Market Street                             April 1990          Anthony Knerr & Associates
 Philadelphia, PA                                                    (Strategic Consulting)
      19103                                                              (1990-Present)

 December 7, 1938
____________________________________________________________________________________________________________________________________

Lucinda S. Landreth        Trustee               Since            Chief Investment Officer -           83                None
2005 Market Street                            March 2005                Assurant, Inc.
 Philadelphia, PA                                                        (Insurance)
      19103                                                              (2002-2004)

   June 24, 1947
____________________________________________________________________________________________________________________________________

   Ann R. Leven            Trustee               Since                      Owner -                    83            Director and
2005 Market Street                           September 1989             ARL Associates,                            Audit Committee
 Philadelphia, PA                                                 Strategic Financial Planning                    Chairperson - Andy
      19103                                                             Consulting Firm                           Warhol Foundation
                                                                        (1983-Present)
 November 1, 1940                                                                                                 Director and Audit
                                                                                                                  Committee Member -
                                                                                                                     Systemax, Inc.
____________________________________________________________________________________________________________________________________



                                                                                                   Number of
                                                                                               Portfolios in Fund       Other
     Name,                                                                                      Complex Overseen    Directorships
    Address,             Position(s)           Length of             Principal Occupation(s)       by Trustee          Held by
 and Birth Date       Held with Fund(s)       Time Served              During Past 5 Years         or Officer     Trustee or Officer
____________________________________________________________________________________________________________________________________

Independent Trustees (continued)
____________________________________________________________________________________________________________________________________

Thomas F. Madison          Trustee               Since                 President and Chief             83             Director -
2005 Market Street                              May 1999               Executive Officer -                          Banner Health
 Philadelphia, PA                                                      MLM Partners, Inc.
      19103                                                        (Small Business Investing                          Director -
                                                                         and Consulting)                          CenterPoint Energy
February 25, 1936                                                    (January 1993-Present)
                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River, Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                        Rimage
                                                                                                                     Corporation

                                                                                                                  Director - Valmont
                                                                                                                   Industries, Inc.
____________________________________________________________________________________________________________________________________

 Janet L. Yeomans          Trustee               Since                    Vice President               83                None
2005 Market Street                             April 1999             (January 2003-Present)
 Philadelphia, PA                                                         and Treasurer
      19103                                                           (January 2006-Present)
                                                                          3M Corporation
  July 31, 1948

                                                                       Ms. Yeomans has held
                                                                   various management positions
                                                                   at 3M Corporation since 1983.
____________________________________________________________________________________________________________________________________

J. Richard Zecher          Trustee               Since                        Founder -                83         Director and Audit
2005 Market Street                             March 2005               Investor Analytics                        Committee Member -
 Philadelphia, PA                                                        (Risk Management)                        Investor Analytics
      19103                                                             (May 1999-Present)
                                                                                                                  Director and Audit
  July 3, 1940                                                                Founder -                           Committee Member -
                                                                      Sutton Asset Management                        Oxigene, Inc.
                                                                           (Hedge Fund)
                                                                      (September 1998-Present)
____________________________________________________________________________________________________________________________________

Officers
____________________________________________________________________________________________________________________________________

 David F. Connor        Vice President,    Vice President since    David F. Connor has served as       83                None (3)
2005 Market Street      Deputy General      September 21, 2000       Vice President and Deputy
 Philadelphia, PA   Counsel, and Secretary     and Secretary             General Counsel of
      19103                                       since                 Delaware Investments
                                              October 2005                   since 2000.
 December 2, 1963
____________________________________________________________________________________________________________________________________

David P. O'Connor         Senior Vice     Senior Vice President,  David P. O'Connor has served in      83                None (3)
2005 Market Street        President,       General Counsel, and     various executive and legal
 Philadelphia, PA      General Counsel,    Chief Legal Officer     capacities at different times
      19103                and Chief              since               at Delaware Investments.
                         Legal Officer        October 2005
February 21, 1966
____________________________________________________________________________________________________________________________________

 John J. O'Connor    Senior Vice President      Treasurer          John J. O'Connor has served in      83                None (3)
2005 Market Street       and Treasurer            since             various executive capacities
 Philadelphia, PA                             February 2005             at different times at
      19103                                                            Delaware Investments.

  June 16, 1957
____________________________________________________________________________________________________________________________________

  Richard Salus             Senior           Chief Financial         Richard Salus has served in       83                 None(3)
2005 Market Street      Vice President        Officer since          various executive capacities
 Philadelphia, PA            and             November 1, 2006           at different times at
      19103             Chief Financial                                Delaware Investments.
                            Officer

October 4, 1963
____________________________________________________________________________________________________________________________________

(1) Patrick P. Coyne is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') investment advisor.

(2) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s')
    investment advisor, principal underwriter, and its transfer agent.

(3) David F. Connor, David P. O'Connor, John J. O'Connor and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.
    John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.


About the organization

This annual report is for the information of Delaware Foundation Funds shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Foundation Funds and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Portfolios. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Portfolios will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees


Patrick P. Coyne

Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - ARL Associates,
Strategic Financial Planning
Consulting Firm
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ


Affiliated officers

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA


Contact information


Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com



Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended
June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

Simplify your life.


Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-free investing - Make online purchases and redemptions at any time.

o Simplified tax processing - Automatically retrieve your Delaware Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software - www.turbotax.com.

o Less mail clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.




[DELAWARE INVESTMENTS LOGO]










(1073)                                                        Printed in the USA
AR-4444 [9/06] CGI 11/06                                    MF-06-10-390 PO11341

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

     Thomas L. Bennett (1)
     Thomas F. Madison
     Janet L. Yeomans (1)
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.
         __________

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $30,800 for the fiscal year ended September 30, 2006.


____________________

(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $29,600 for the fiscal year ended September 30, 2005.

     (b) Audit-related fees.
         __________________

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2006.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $33,700 for the registrant's fiscal year ended September 30, 2006. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures report to the registrant's Board in connection with the pass-through of internal legal cost relating to the operations of the registrant.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended September 30, 2005.

     The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $159,700 for the registrant's fiscal year ended September 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

     (c) Tax fees.
         ________

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $5,600 for the fiscal year ended September 30, 2006. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended September 30, 2006.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $5,300 for the fiscal year ended September 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended September 30, 2005.

     (d) All other fees.
         ______________

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended September 30, 2006.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended September 30, 2006.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended September 30, 2005.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended September 30, 2005.

     (e) The registrant's Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the "Pre-Approval Policy") with respect to services provided by the registrant's independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.


______________________________________________________________________________________________________________________

Service                                                                                      Range of Fees
______________________________________________________________________________________________________________________

Audit Services
______________________________________________________________________________________________________________________

Statutory audits or financial audits for new Funds                                 up to $25,000 per Fund
______________________________________________________________________________________________________________________

Services associated with SEC registration statements (e.g., Form N-1A, Form
N-14, etc.), periodic reports and other documents filed with the SEC or other
documents issued in connection with securities offerings (e.g., comfort letters    up to $10,000 per Fund
for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters
______________________________________________________________________________________________________________________

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or
proposed rules, standards or interpretations by the SEC, FASB, or other            up to $25,000 in the aggregate
regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered "audit-related services" rather than "audit services")
______________________________________________________________________________________________________________________

Audit-Related Services
______________________________________________________________________________________________________________________

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or
proposed rules, standards or interpretations by the SEC, FASB, or other            up to $25,000 in the aggregate
regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered "audit services" rather than "audit-related services")
______________________________________________________________________________________________________________________

Tax Services
______________________________________________________________________________________________________________________

U.S. federal, state and local and international tax planning and advice (e.g.,
consulting on statutory, regulatory or administrative developments, evaluation     up to $25,000 in the aggregate
of Funds' tax compliance function, etc.)
______________________________________________________________________________________________________________________

U.S. federal, state and local tax compliance (e.g., excise distribution reviews,   up to $5,000 per Fund
etc.)
______________________________________________________________________________________________________________________

Review of federal, state, local and international income, franchise and other      up to $5,000 per Fund
tax returns
______________________________________________________________________________________________________________________

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant's investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the "Control Affiliates") up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.


______________________________________________________________________________________________________________________

Service                                                                                      Range of Fees
______________________________________________________________________________________________________________________

Non-Audit Services
______________________________________________________________________________________________________________________

Services associated with periodic reports and other documents filed with the SEC   up to $10,000 in the aggregate
and assistance in responding to SEC comment letters
______________________________________________________________________________________________________________________

     The Pre-Approval Policy requires the registrant's independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $264,820 and $336,360 for the registrant's fiscal years ended September 30, 2006 and September 30, 2005, respectively.

     (h) In connection with its selection of the independent auditors, the registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the registrant's investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics

     Not applicable.

   (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

   (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


Name of Registrant: Delaware Group Foundation Funds


PATRICK P. COYNE
________________________________

By:      Patrick P. Coyne
Title:   Chief Executive Officer
Date:    December 8, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


PATRICK P. COYNE
________________________________

By:      Patrick P. Coyne
Title:   Chief Executive Officer
Date:    December 8, 2006


RICHARD SALUS
________________________________

By:      Richard Salus
Title:   Chief Financial Officer
Date:    December 8, 2006